SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                             FORM N-1A
                      REGISTRATION STATEMENT
                               UNDER
                    THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No.
                  Post-Effective Amendment No. 22
                   REGISTRATION STATEMENT UNDER
                THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 24
           QUANTITATIVE GROUP OF FUNDS d/b/a QUANT FUNDS
        (Exact Name of Registrant as Specified in Charter)

                        55 Old Bedford Road
                   Lincoln, Massachusetts 01773
        (Address of Principal Executive Offices) (Zip Code)
                          (781) 259-1144
        Registrant's Telephone Number, including Area Code
                   WILLARD L. UMPHREY, President
                            Quant Funds
                        55 Old Bedford Road
                   Lincoln, Massachusetts 01773
              (Name and Address of Agent for Service)

                             Copy to:
                       Mark P. Goshko, Esq.
                    KIRKPATRICK & LOCKHART, LLP
                          75 State Street
                    Boston, Massachusetts 02109
                         ________________

      It is proposed that this filing will become effective:

/_/ immediately upon filing pursuant to paragraph (b)
/X/ on August 1, 2000 pursuant to paragraph (b)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/ / 60 days after filing pursuant to paragraph (a)(i)
/_/ on (date) pursuant to paragraph (a) of Rule 485
                             _________
     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 2001 was filed on June 26, 2001.


                         QUANT FUNDS
                    Cross Reference Sheet
                   Pursuant to Rule 495(a)

Item No.       Registration Statement Caption
Caption in Prospectus
Part A
 1.       Cover Page...........................Cover Page
 2.       Synopsis........................Summary of Fees
                                             and Expenses
 3. 	    Condensed Financial Information.......Financial
				    		           Highlights
 4.       General Description of Registrant....Investment
                                           Objectives and
                                           Policies; Risk
                                          Considerations;
                                    Portfolio Securities;
                                         Other Investment
                                                Practices
5.       Management of the Fund.............Management of
        					            the Funds
6.       Capital Stock and Other Securities.....The Quant
						                Funds
7.       Purchase of Securities Being
	   Offered.....................Calculation of Net
                                             Asset Value;
  					              How to Invest
8.       Redemption or Repurchase...........How to Redeem
9.       Pending Legal Proceedings.........Not Applicable


Item No.  Registration Statement Caption       Caption in
 				                        Statement
                                            of Additional
                                              Information
Part B
10.       Cover Page and Table of Contents.....Cover Page
11.       Fund History....................The Quant Funds
12.       Description of the Fund and its
          Investments and Risks.......Investment Policies
                                        and Related Risks;
                                         Other Investment
                                    Practices; Investment
                                Restrictions of the Funds
13.       Management of the Registrant......Management of
      						      the Funds
14.       Control Persons and Principal
    	    Holders of Securities.............Management of
                                      the Funds (Trustees
                                            and Officers)
15.       Investment Advisory and
	    Other Services................Management of the
                                       Fund (Trustees and
				            Officers); Management
                                       Contract; Advisory
                                   Contracts; Distributor
				            and Distribution Plan
16.       Brokerage Allocation and
    	    Other Practices..........Portfolio Transactions
17.       Capital Stock and Other
    	    Securities......................The Quant Funds
18.       Purchase, Redemption and
    	    Pricing of Shares............How to Invest; How
                                   to Redeem; Calculation
 	  			               of Net Asset Value
19.       Taxation of the Fund...........  Distributions;
                                                 Taxation
20.       Underwriter.....................Distributor and
                                        Distribution Plan
21.       Calculation of Performance
    	    Data.......................Performance Measures
22.       Financial Statements.......Financial Statements

Part C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

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AUGUST 1, 2001


U.S. EQUITY FUNDS

  Quant Small Cap Fund
  Quant Mid Cap Fund
  Quant Growth and Income Fund


INTERNATIONAL EQUITY FUNDS

  Quant International Equity Fund
  Quant Imerging Markets Fund
  Quant Foreign Value Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS PROSPECTUS ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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                                                            Quant Small Cap Fund
                                                              Quant Mid Cap Fund
                                                    Quant Growth and Income Fund
                                                 Quant International Equity Fund
                                                     Quant Emerging Markets Fund
                                                        Quant Foreign Value Fund

55 Old Bedford Road               PROSPECTUS
Lincoln, Massachusetts 01773  August 1, 2001
1-800-326-2151
www.quantfunds.com

-------------------------------------

TABLE OF CONTENTS                    Page

Fund Summaries                         2

Summary of Fees and Expenses           5

Investment Policies and Related
 Risks                                 7

Management of the Funds                9

How to Invest                         11

How to Make Exchanges                 15

How to Redeem                         16

Calculation of Net Asset Value        18

Dividends, Distributions, and
 Taxation                             18

Other Information                     19

Financial Highlights                  19

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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FUND SUMMARIES

INVESTMENT SUMMARY

                               U.S. Equity Funds

Investment Objective

Quant Small Cap Fund ("Small Cap Fund") seeks maximum long-term capital appre-ciation.

Quant Mid Cap Fund ("Mid Cap Fund") seeks long-term growth of capital.

Quant Growth and Income Fund ("Growth and Income Fund") seeks long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, each U.S. Equity Fund invests at least 65% of its total assets in common stocks. The Small Cap Fund will invest at least 65% of its assets in stocks of small-sized companies, generally with less than $5 billion in market capitalization. The Mid Cap Fund will invest at least 65% of its total assets in stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly invests in stocks of larger companies, generally with greater than $10 billion in market capitalization that are currently paying dividends. Each of the Funds' advisors employs a "quantitative" investment approach to selecting investments among other considerations. Investment advisors using the quantitative approach to investing rely on computer models and financial databases to assist in the stock selection process.

Principal Risks

The main risks that could adversely affect the value of one of the U.S. Equity Fund's shares and the total return on your investment include:

 . The risk that the stock price of one or more of the companies in a Fund's portfolio will fall, or will fail to appreciate as anticipated by the Fund's advisor. Many factors can adversely affect a stock's performance. Each of the U.S. Equity Funds is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act") which means that it may invest a higher percentage of its assets in a smaller number of issuers. This risk may be accentuated to the extent that a "non-diversified" Fund invests in a limited number of issuers. This risk is greater for smaller companies that are the primary investment vehicles for the Small Cap Fund, which tend to be more vulnerable to adverse developments.

 . The risk that movements in the securities markets will adversely affect the price of a Fund's investments, regardless of how well the companies in which a Fund invests perform.

You can lose money by investing in the Funds. The Funds may not achieve their goals, and none of the individual Funds are intended as complete investment programs. An investment in a Fund is NOT a deposit in a bank and is not in-sured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              International Funds

Investment Objective

Quant International Equity Fund ("International Equity Fund") seeks long-term capital growth and income.

Quant Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital.

Quant Foreign Value Fund ("Foreign Value Fund") seeks long-term capital growth and income.

Principal Investment Strategies

Under normal market conditions, the International Equity Fund and the Foreign Value Fund invest at least 65% of their total assets in common stocks of is-suers that have their principal activities in foreign markets and may invest a portion of their assets in emerging markets. Foreign markets include those markets primarily outside of the United States. Emerging markets include those countries that the international financial community considers to have devel-oping economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include ev-ery nation in the world except the United States, Canada, Japan, Australia, New Zealand and

                                                                              2
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the nations in Western Europe (other than Greece, Portugal and Turkey). The
Foreign Value Fund invests mainly in value stocks that the Fund's advisor be-lieves are currently undervalued compared to their true worth. The Emerging Markets Fund invests at least 65% of its total assets in common stocks of is-suers that have their principal activities in emerging markets. Each of the Funds' advisors employs a "quantitative" investment approach, in addition to other methods, to selecting investments. Investment advisors using this ap-proach to investing rely on computer models and financial databases to assist in the stock selection process.

Principal Risks

The main risks that could adversely affect the value of one of the Interna-tional Fund's shares and the total return on your investment include the same risks as the U.S. Equity Funds and, in addition:

 . Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regu-latory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, econom-ic, regulatory and political uncertainties and can be extremely volatile. An investment in the Emerging Markets Fund should be regarded as specula-tive and is subject to special risks that should be considered carefully by potential investors.

 . Each of the Funds is "non-diversified" under the 1940 Act which means it may invest a higher percentage of its assets in a smaller number of is-suers. The risk that a company's stock price will fall may be accentuated to the extent that a "non-diversified" Fund invests in a limited number of issuers.

You can lose money by investing in the Funds. The Funds may not achieve their goals, and none of the individual Funds are intended as complete investment programs. An investment in a Fund is NOT a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-ment agency.

Performance

The following bar charts and tables indicate some of the risks of investing in the U.S. Equity and International Funds (each a "Fund" and collectively the "Funds") by showing changes in the Funds' performance over time. The tables also compare the Funds' performance to a broad measure of market performance that reflects the type of securities in which the Funds invest. Of course, past performance does not necessarily indicate how the Funds will perform in the fu-ture. Because the chart and table reflect calendar year performance, the num-bers will differ from those in the "Financial Highlights" table later in the Prospectus and in the Funds' shareholder reports, which are based on the Funds' fiscal year-end of March 31.

The bar charts show changes in the annual total returns of the Funds' Ordinary Shares for the past ten years, or a shorter period of time if a fund has not been in existence for ten years. Returns in the bar charts do not reflect the 1% deferred sales charge applicable to the Ordinary Shares of all the Funds (except for in the Mid Cap Fund as described in the Summary of Fees and Ex-penses table below). The contingent deferred sales charge, if reflected, would reduce the returns of the Funds. Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes. The average annual total return tables following the bar charts re-flect the deferred sales charge for all Funds except for the Mid Cap Fund. The average annual total return tables compare each class of the Funds to indexes that invest in comparable types of stocks. Unlike the Funds, the indexes are not actively managed. Investment returns for the indexes assume the reinvest-ment of dividends paid on stocks comprising the indexes.

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Quant Small Cap Fund


                                    [GRAPH]

                               1993       28.87%
                               1994        4.31%
                               1995       34.96%
                               1996       23.34%
                               1997        7.21%
                               1998        0.38%
                               1999       32.02%
                               2000        7.59%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is 1.58%.

Best Quarter:Q4 1999:  32.35%
Worst Quarter:Q3 1998: -20.08%

Average Annual Total Returns for the periods ended December 31, 2000

                      1 Year  5 Years    Inception
Ordinary Shares         6.51% 13.29%  19.12% (8/3/92)
Russell 2000 Index    (3.02)% 10.31%  13.10% (8/3/92)
Institutional Shares    8.14% 14.09%  17.25% (1/6/93)
Russell 2000 Index    (3.02)% 10.31%  11.38% (1/6/93)

The Russell 2000 Index is a market capitalization-weighted index of 2000 small company stocks in the United States. It is widely recognized as representative of the general market for small company stocks.

Quant Mid Cap Fund


                                    [GRAPH]

                                1996     27.45%
                                1997     28.63%
                                1998     12.71%
                                1999     30.88%
                                2000      8.07%

The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is -10.15%.

Best Quarter:Q1 2000: 28.47%
Worst Quarter:Q3 1998:-16.41%

Average Annual Total Returns for the periods ended December 31, 2000

                      1 Year 5 Years    Inception
Ordinary Shares        8.07% 21.18%  22.98% (3/20/95)
S&P 400 Index         17.51% 20.41%  21.62% (3/20/95)
Institutional Shares   9.10% 21.48%  23.02% (4/17/95)
S&P 400 Index         17.51% 20.41%  19.90% (4/17/95)

The S&P 400 Index is comprised of stocks outside the large capitalization bias of the S&P 500, which are chosen by Standard & Poor's for their size and indus-try characteristics. It is widely recognized as representative of the general market for stocks with medium capitalizations.

Quant Growth and Income Fund


                                    [GRAPH]

                              1991        27.99%
                              1992         6.33%
                              1993        11.87%
                              1994        (0.66)%
                              1995        29.45%
                              1996        18.81%
                              1997        36.67%
                              1998        29.54%
                              1999        41.12%
                              2000       (16.85)%


The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is -11.64%.

Best Quarter:Q4 1999:  38.23%
Worst Quarter:Q1 2001: -17.11%

Average Annual Total Returns for the periods ended December 31, 2000

                       1 Year  5 Years 10 Years    Inception
Ordinary Shares       (17.68)%  19.57%  16.94%   16.05% (5/6/85)
S&P 500 Index          (9.10)%  18.33%  17.46%   16.27% (5/6/85)
Institutional Shares  (16.52)%  20.41%     --   16.56% (3/25/91)
S&P 500 Index          (9.10)%  18.33%     --   16.26% (3/25/91)

The S&P 500 Index is comprised of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as representative of the general market for stocks in the United States.

Quant International Equity Fund


                                    [GRAPH]

                              1991         10.13%
                              1992        (14.40)%
                              1993         32.50%
                              1994          9.05%
                              1995          3.40%
                              1996          5.30%
                              1997         (1.59)%
                              1998         11.31%
                              1999         14.67%
                              2000        (19.51)%


The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is -17.87%.

Best Quarter:Q4 1998:  18.71%
Worst Quarter:Q3 1998: -17.48%

Average Annual Total Returns for the periods ended December 31, 2000

                       1 Year  5 Years 10 Years    Inception
Ordinary Shares       (20.31)%  1.06%    4.10%  2.58% (7/31/87)
EAFE Index            (13.96)%  7.43%    8.56%  6.40% (7/31/87)
Institutional Shares  (19.14)%  1.71%      --   1.15% (8/25/94)
EAFE Index            (13.96)%  7.43%      --   7.64% (8/25/94)

The Morgan Stanley Capital International Europe, Australasia, and Far East ("EAFE") Index is comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets.

                                                                               4
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Quant Emerging Markets Fund

                                    [GRAPH]

                              1995        (2.26)%
                              1996         8.75%
                              1997        (9.30)%
                              1998       (21.64)%
                              1999        58.52%
                              2000       (27.87)%


The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is 1.17%.

Best Quarter:Q2 1999:  23.67%
Worst Quarter:Q3 1998: -17.54%

Average Annual Total Returns for the periods ended December 31, 2000

                       1 Year  5 Years     Inception
Ordinary Shares       (28.59)% (2.62)%  (5.48)% (9/30/94)
EMF Index             (30.83)% (4.17)%  (6.27)% (9/30/94)
Institutional Shares  (27.50)%    --    (3.85)%  (4/2/96)
EMF Index             (30.83)%    --    (5.99)%  (4/2/96)

The Morgan Stanley Capital International Emerging Markets Free ("EMF") Index is comprised of stocks located in emerging market countries outside the United States. It is widely recognized as representative of the general market for emerging markets.

Quant Foreign Value Fund

                                    [GRAPH]

                               1999      13.69%
                               2000      (7.38)%


The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2001 is 1.13%.

Best Quarter:Q2 1999:  12.32%
Worst Quarter:Q3 2000:  -7.38%

Average Annual Total Returns for the periods ended December 31, 2000

                       1 Year      Inception
Ordinary Shares        (8.30)% (3.79)% (5/18/98)
EAFE Index            (13.96)%  5.37%  (5/18/98)
Institutional Shares   (7.06)%  4.03% (12/18/98)
EAFE Index            (13.96)%  4.22% (12/18/98)

--------------------------------------------------------------------------------

SUMMARY OF FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                        ORDINARY INSTITUTIONAL
                                                         SHARES     SHARES
                                                        -------- -------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)                          None         None
Maximum Deferred Sales Charge (Load) (Mid Cap Fund
 only) (as a percentage of redemption proceeds)         None/1/      None
Maximum Deferred Sales Charge (Load) (all other Funds)
 (as a percentage of redemption proceeds)               1.00%        None
Redemption Fee (Mid Cap Fund only) (as a percentage of
 amount redeemed)                                       1.00%/2/     None

--------
1 The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, nor through reinvest-ment of dividends on shares purchased after such date.
2 Effective June 1, 2000, a redemption fee is imposed on redemptions from the Mid Cap Fund within the first 60 days after investment for accounts opened online through the Quant Funds' web site. Unlike the deferred sales charge, which is paid to U.S. Boston Capital Corporation, the Funds' distributor (the "Distributor"), this redemption fee is paid to the Mid Cap Fund.

                                                                               5
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Annual Fund Operating Expenses as a percentage of average net assets (expenses that are deducted from Fund assets)

                         Small Cap Mid Cap Growth and  International Emerging Markets  Foreign
                           Fund     Fund   Income Fund  Equity Fund        Fund       Value Fund
Ordinary Shares
Management Fee             1.00%    1.00%      .75%        1.00%           .80%         1.00%
 Distribution and/or
  Service (12b-1) Fees      .50%     .25%      .50%         .50%           .50%          .25%
 Other Expenses*            .42%     .58%      .41%         .69%          1.00%          .72%
Total Annual Fund Oper-
 ating Expenses            1.92%    1.83%     1.66%        2.19%          2.30%         1.97%
Institutional Shares
Management Fee             1.00%    1.00%      .75%        1.00%           .80%         1.00%
 Distribution and/or
  Service (12b-1) Fees      None     None      None         None           None          None
 Other Expenses*            .42%     .58%      .41%         .69%          1.00%          .72%
Total Annual Fund Oper-
 ating Expenses            1.42%    1.58%     1.16%        1.69%          1.80%         1.72%

--------
 * The Funds have an expense offset arrangement that reduces their custodian fee based upon the amount of cash maintained by the Funds with the custodi-an. "Other expenses" in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Quantitative Investment Advisors, Inc., the Funds' manager (the "Manager"), has contractually agreed to limit the total operating expenses of the Small Cap, Growth and Income and International Equity Funds to 2.00% of their av-erage net assets, without giving effect to custody credits, if applicable. This agreement limits expenses at the Fund level and not at the individual share class level. Accordingly, the fees of any individual class may be higher than the expense limitation because the expense limit calculation adds the expenses of the different classes together and then divides that number by the total average net assets of the Fund. The Manager also volun-tarily has agreed to temporarily limit the total operating expenses of the Emerging Markets Funds to 2.25% of its average net assets, without giving effect to custody credits, if applicable. Expenses eligible for reimburse-ment under all applicable expense limitations do not include interest, tax-es, brokerage commissions or extraordinary expenses, and for the Interna-tional Equity Fund, incremental custody fees. As a result, and as indicated above, total expenses may be higher than the expense limitation applicable for a Fund. The agreement to voluntarily waive the total expenses of the Emerging Markets Fund is subject to periodic review, and there is no guar-antee that the Manager will continue to limit expenses of the Fund in the future. The table shows expenses for the International Equity Fund after the expense waiver. If the expense waiver for the International Equity Fund had not been in effect, total expenses of the Fund would have been 2.25% and 1.75% respectively for the Ordinary and Institutional Shares. Long-term shareholders owning Ordinary Shares may pay more than the economic equiva-lent of the maximum front-end sales charges permitted by the National Asso-ciation of Securities Dealers, Inc. The management fee paid to the Manager for managing the Small Cap Fund, the Mid Cap Fund, the International Equity Fund, and the Foreign Value Fund is higher than that paid by most other in-vestment companies.

Example This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Ordinary Shares              Institutional Shares
                        1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
Small Cap Fund           $298   $713    $1153   $2379    $145   $449    $776    $1702
Mid Cap Fund             $186   $576    $ 990   $2148    $161   $499    $860    $1878
Growth and Income Fund   $272   $634    $1020   $2104    $118   $368    $638    $1409
International Equity
 Fund                    $325   $794    $1289   $2656    $172   $533    $918    $1998
Emerging Markets Fund    $336   $827    $1344   $2766    $183   $566    $975    $2116
Foreign Value Fund       $303   $728    $1178   $2431    $175   $542    $933    $2030

 This Example assumes that you do not redeem your shares at the end of the pe-
                                     riod:

                                Ordinary Shares              Institutional Shares
Small Cap Fund           $195   $603    $1037   $2243    $145   $449    $776    $1702
Mid Cap Fund             $186   $576    $ 990   $2148    $161   $499    $860    $1878
Growth and Income Fund   $169   $523    $ 902   $1965    $118   $368    $638    $1409
International Equity
 Fund                    $222   $685    $1175   $2524    $172   $533    $918    $1998
Emerging Markets Fund    $233   $718    $1230   $2636    $183   $566    $975    $2116
Foreign Value Fund       $200   $618    $1062   $2296    $175   $542    $933    $2030

Each table does not reflect deferred sales charges on reinvested dividends. If the deferred sales charges were included, your costs would be higher.

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INVESTMENT POLICIES AND RELATED RISKS

What are the Funds' principal investment strategies and related risks?

U.S. Equity Funds

Quant Small Cap Fund The Fund seeks maximum long-term capital appreciation.

Quant Mid Cap Fund The Fund seeks long-term growth of capital.

Quant Growth and Income Fund The Fund seeks long-term growth of capital and in-come.

Under normal market conditions, each U.S. Equity Fund invests at least 65% of its total assets in common stocks. The Small Cap Fund invests at least 65% of its total assets in stocks of small-sized companies, generally with less than $5 billion in market capitalization. The Mid Cap Fund invests at least 65% of its assets in stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly invests in stocks of large companies, with generally greater than $10 billion in market capitalization that are currently paying dividends.

International Funds

Quant International Equity Fund

The International Equity Fund seeks long-term capital growth and income. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of issuers that have their principal activities in foreign markets. The Fund's investments will generally be diversified among securities of companies located in nine or more foreign countries. This diversification seeks to help the Fund take advantage of differences between economic trends and the performance of the securities markets in various countries. The diversification also may reduce the effect of events in any one country on the Fund's performance. The Fund may engage in active and frequent trading of securities, which may produce higher transaction costs and a higher level of capital gains, which may lower your return.

Quant Emerging Markets Fund

The Emerging Markets Fund seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of issuers that are located in emerging markets. The Fund generally will be invested in issuers in eight or more emerging markets. An emerging market is broadly defined as one with low to middle per capita income. The classification system used by the World Bank and International Finance Corporation in determining the emerging markets of the world will be used to define the eligible universe of potential markets for investment.

Quant Foreign Value Fund

The Foreign Value Fund seeks long-term capital growth and income. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of issuers that have their principal activities in foreign markets. The Fund mainly invests in value stocks that the Fund's advisor believes are currently undervalued compared to their true worth. Generally, the Foreign Value Fund invests in Western Europe, Australia, and the larger capital markets of the Far East; however, the Fund may also invest without limit in issuers located in emerging markets.

All Funds

The Funds currently operate under a "manager of managers" system. The manager selects advisors to execute the day-to-day investment strategy of the Funds and monitors the advisor's performance. Each of the Funds' advisors employs a "quantitative" investment approach to selecting investments among other considerations. Investment advisors using the quantitative approach to investing rely on computer models and financial databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, a Fund's advisor constructs a portfolio of securities consistent with each individual Fund's investment objectives. A strict sell discipline is employed if a company's rankings deteriorate. A description of the risks associated with each Fund's main investment strategies follows.

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Related Risks

Common Stocks. Common stocks represent ownership interests in companies. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting multiple companies in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Growth Stocks. Each Fund may invest in stocks of companies its advisor believes have earnings that are likely to grow faster than the economy as a whole. These growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund's advisor's assessment of the prospects for the company's earnings growth is wrong, or if its judgment about how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that the Fund's advisor has placed on it.

Value Stocks. Each Fund, and the Foreign Value Fund primarily, may invest in companies that are not expected to experience significant earnings growth, but whose stock the Fund's advisor believes is undervalued compared to its true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund's advisor's assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the Fund's advisor has placed on it.

Smaller Companies. Each of the Small Cap Fund and the Mid Cap Fund invests a substantial portion of its assets in small and medium-sized companies, includ-ing companies with market capitalization of less than $5 billion. These compa-nies are more likely than larger companies to have limited product lines, mar-kets or financial resources, or depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited vol-ume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse develop-ments than those of larger companies. There are no minimum market capitaliza-tions for companies whose securities a Fund may purchase.

Foreign Investments. The International Funds may invest without limit in securities of foreign issuers. Foreign investments involve certain special risks, including:

 . Unfavorable changes in currency exchange rates: Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar.

 . Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency and tax increases.

 . Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

 . Limited legal recourse: Legal remedies for investors such as the Funds may be more limited than those available in the United States.

 . Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Funds may at times be unable to sell these investments at desirable prices. For the same reason, the Funds may at times find it difficult to value their foreign investments.

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 . Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.

 . Lower yield: Common stocks of foreign companies have historically offered lower dividends than comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the Fund. The Funds' yields are therefore expected to be lower than yields of most funds that invest mainly in common stocks of U.S. companies. Certain of these risks may also apply to some extent to U.S.- traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

 . Emerging markets: Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Funds may find it even more difficult to value their emerging markets investments than the Funds' other international investments.

Other Investments. In addition to the principal investment strategies described above, each Fund may also make other types of investments, such as investments in preferred stocks, convertible securities, fixed-income securities, depository receipts, or repurchase agreements and may also implement other strategies including selling securities short and entering into derivative transactions, and therefore may be subject to other risks, as described in the Fund's Statement of Additional Information ("SAI").

Alternative Strategies. At times each Fund's advisor may judge that market conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. Each Fund's advisor may then temporarily use alternative strategies that are mainly designed to limit the Fund's losses. Although each Fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its objective.

Changes in Policies. The Trustees may change each Fund's objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.

MANAGEMENT OF THE FUNDS

Under Massachusetts' law, the management of the Funds' business and affairs is the ultimate responsibility of the Board of Trustees of the Funds.

The Manager and the Advisors

The Funds are managed by Quantitative Investment Advisors, Inc. d/b/a Quantitative Advisors, 55 Old Bedford Road, Lincoln MA 01773 (the "Manager"), which handles the Funds' business affairs. The Manager may, subject to the approval of the Trustees, choose the investments of the Funds itself or, subject to the approval by the Trustees, select sub advisors (the "Advisors") to handle the day-to-day investments of the Funds. The Manager currently employs Advisors to make the investment decisions and portfolio transactions for all of the Funds and supervises the Advisors' investment programs.

Day-to-day responsibility for investing the Funds' assets currently is provided by the Advisors described below. The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an advisory contract with sub advisors without obtaining shareholder approval. With Trustee approval, the Manager may employ a new Advisor for a Fund, change the terms of the advisory contracts, or enter

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into new advisory contracts with the Advisors. The Manager retains ultimate responsibility to oversee the Advisors and to recommend their hiring, termination and replacement. Shareholders of a Fund continue to have the right to terminate the advisory contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any advisor changes or other material amendments to an advisory contract that occur under these arrangements.

Quant Small Cap Fund
Quant Mid Cap Fund

Columbia Partners, LLC, Investment Management, 1775 Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. The firm presently has over $1 billion in assets under management for individual, pension plan and endowment accounts. Robert
A. von Pentz, CFA has managed the Small Cap and Mid Cap Funds since July 1996. Mr. von Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Management Corporation, where he worked from 1989 to 1995.

Quant Growth and Income Fund
Quant International Equity Fund

SSgA Funds Management, Inc. ("SSgA FM"), Two International Place, Boston, MA 02110, serves as Advisor to the Growth and Income and International Equity Funds. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly owned bank holding company. SSgA FM manages over $53 billion in assets for registered investment companies. SSgA FM is one of the State Street Global Advisor companies ("SSgA"), comprised of all of the investment management affiliates of State Street Corporation. As of June 30, 2001 SSgA managed $720 billion in assets for employee benefit plans, endowment funds, foundations, other institutions and individuals. SSgA has managed the Growth and Income Fund continuously since the Fund's inception and SSgA has managed the International Equity Fund since October 1, 2000. Prior to October 1, 2000, Independence Investment LLC managed the International Equity Fund. In response to the Gramm-Leach-Bliley Act, SSgA created SSgA FM to provide investment advisory services to registered investment companies. SSgA FM began providing services to the Growth and Income and International Equity Funds on May 1, 2001, although no change in personnel occurred. Edward Allinson, CFA, is the manager of the International Equity Fund. The team at SSgA FM presently responsible for the daily management of the Growth and Income Fund includes Venkat S. Chalasani, Jeffrey P. Davis, CFA, L. Emerson Tuttle, CFA and Edward Allinson, CFA. Mr. Chalasani has been with SSgA since 1997. Prior to joining SSgA, Mr. Chalasani was an account representative with HCL Hewlett-Packard. Mr. Davis has been with SSgA since 1992 and is currently Chief Investment Officer of the Fundamental Equity Group. Mr. Tuttle joined SSgA in 1995 and currently heads the U.S. Large Cap team within the Global Fundamental Strategies Group. Mr. Allinson joined SSgA in 1999 and is currently the Lead Portfolio Manager for the International Growth Opportunities Strategy within the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Allinson was employed by Brown Brothers Harriman ("BBH") as a Senior Portfolio Manager, managing pension, endowment and mutual fund assets. Prior to BBH, Mr. Allinson was employed by First Pacific Securities ("First Pacific") as Assistant Director in Institutional Asian Equity sales and prior to First Pacific, Mr. Allinson was a portfolio manager for Citibank's Domestic Private Banking group.

Quant Emerging Markets Fund

Independence Investment LLC, 53 State Street, Boston, MA 02109, formerly Independence International Associates, Inc. and Boston International Advisors, Inc. ("Independence"), serves as Advisor to the Emerging Markets Fund. The firm presently has over $1.6 billion in assets under management in international portfolios of pension and endowment funds, among others. Dennis Fogarty manages the Emerging Markets Fund. Mr. Fogarty joined Boston International Advisors, predecessor to Independence, in 1988 working in quantitative research and portfolio management.

Quant Foreign Value Fund

Polaris Capital Management, Inc., 125 Summer Street, Boston, MA 02110 ("Polaris"), serves as

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Advisor to the Foreign Value Fund. The firm presently has over $100 million in assets under management for institutional clients and wealthy individuals. The Foreign Value Fund is managed by Bernard R. Horn, Jr. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers, Inc.

Management and Advisory Fees

As compensation for services rendered, the Funds pay, and did pay for fiscal year 2001, the Manager a monthly fee at the annual rate of: 1% of the average daily net asset value of the Small Cap Fund, Mid Cap Fund, the International Equity Fund, and the Foreign Value Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Emerging Markets Fund; and 0.75% of the average daily net asset value of the Growth and Income Fund. From this fee, the Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisors of the individual Funds, if applicable. The Manager waived its fees as necessary consistent with the expense limitations discussed below.

The Manager is contractually obligated to reduce its compensation paid with respect to the Small Cap Fund, Growth and Income Fund, and International Equity Fund to the extent that a Fund's total expenses exceed 2% of average net asset value for any fiscal year. The Funds' Distribution Agreement calls for U.S. Boston Capital Corporation ("Distributor"), the Funds' Distributor, to reduce its fee similarly after the Manager's fee has been eliminated to meet the above expense limitation. The Manager has also agreed to assume expenses of those Funds if necessary in order to reduce its total expenses to no more than 2% of average net asset value for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, and are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, the higher incremental costs of custody associated with foreign securities, litigation and indemnification expenses. The Distributor would not be required to reduce its compensation to the extent it is committed to make payments to non-affiliated entities for services in connection with the distribution of a Fund's shares. The Distributor, and in some cases the Manager, may make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimbursement from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Funds' fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Emerging Markets Funds in order to reduce the total expenses of the Fund to no more than 2.25% of the Fund's average net asset value. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses, and expenses are calculated gross of custody credits, if applicable. Extraordinary expenses include, but are not limited to, the higher incremental costs of custody associated with foreign securities, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

HOW TO INVEST

The Funds offer two classes of shares: Ordinary Shares and Institutional Shares. Ordinary Shares are available to all purchasers and are subject to a fee charged pursuant to Rule 12b-1 of the 1940 Act ("12b-1 fee") and in some cases a deferred sales charge as set forth below:

                        Deferred
Fund                  Sales Charge 12b-1 Fee
----                  ------------ ---------
Small Cap                1.00%       0.50%
Mid Cap                  0.00%(1)    0.25%
Growth and Income        1.00%       0.50%
International Equity     1.00%       0.50%
Emerging Markets         1.00%       0.50%
Foreign Value            1.00%       0.25%

--------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, nor through reinvestment of dividends on shares purchased after such date. HOWEVER, effective June 1, 2000, a 1.00% redemption fee is imposed on redemptions from the Mid Cap Fund within the first 60 days after investment if the investment account is opened online through the Quant Funds' web site. Unlike the deferred sales charge, which is paid to U.S. Boston Capital Corporation, the Funds' distributor, the redemption fee will be paid to the Mid Cap Fund.

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Institutional Shares are available to limited classes of purchasers and are not subject to a sales charge, or on a "no-load" basis. See How to Redeem-- Payment of Redemption Amount on page 17. Both classes of shares represent interests in the same portfolios of securities and each has the same rights, except that Ordinary Shares have exclusive voting rights with respect to the Funds' 12b-1 Plan, which is described below.

Classes of Shares

Ordinary Shares

The minimum initial investment is $500 per Fund for investments available to be made online through the Quant Funds' web site at http://www.quantfunds.com. Otherwise, the minimum initial investment is generally $2,500. However, you may make a minimum investment of $1,000 if you:

 . participate in the Funds' Automatic Investment Plan;

 . open a Uniform Gifts/Transfers to Minors account; or

 . open an Individual Retirement Account ("IRA") or an account under similar plan established under the Employee Retirement Income Security Act of 1974, or for any pension, profit sharing or other employee benefit plan or participant therein, whether or not the plan is qualified under Section 401 of the Internal Revenue Code, including any plan established under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10).

The Funds or the Distributor, at their discretion, may waive these minimums.

You may make subsequent purchases in any amount, although the Funds or the Distributor, at their discretion, reserve the right to impose a minimum at any time.

Institutional Shares

Institutional Shares of a Fund generally are available in minimum investments of $1,000,000 or more. You may only purchase Institutional Shares, subject to the $1,000,000 minimum, if you fall under one of the following classes of investors:

  (i) benefit plans with at least $10,000,000 in plan assets and 200 participants, that either have a separate trustee vested with investment discretion and certain limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences or which allow their participants to select among one or more investment options, including the Fund; (ii) banks and insurance companies purchasing shares for their own account; (iii) a bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds purchasing for non-discretionary customers or accounts; (iv) certain fee paid registered investment advisors not affiliated with the Manager or Distributor purchasing on behalf of their clients; and (v) investors who hold Institutional Shares purchasing for existing Institutional Share accounts.

Clients of certain securities dealers not affiliated with the Distributor offering programs in which the client pays a separate fee to an advisor providing financial management or consulting services, including WRAP fee programs may purchase Institutional Shares subject to a minimum initial investment of $250,000 in the aggregate at the investment management level and/or $100,000 at the individual client level. The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of Institutional Shares. Neither the Fund, nor the Manager, nor the Distributor receives any part of the fees charged to clients of such securities dealers or financial advisors.

The following types of investors may also purchase Institutional Shares and are not subject to any minimum initial investment requirement:

  (i) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or commission when it

QUANT FUNDS
--------------------------------------------------------------------------------
Ordinary Share Account Application

[LOGO OF QUANT FUNDS] Do not use this application form for an IRA account. For an IRA application or help with this application, please call us at 1-800-326-2151 or email us at info@quantfunds.com. Mail to: Quant Funds, Attention:
Transfer Agent, 55 Old Bedford Road, Lincoln, MA 01773. This application may also be completed and submitted online at www.quantfunds.com.


1. ACCOUNT REGISTRATION                                     2. ADDRESS, TELEPHONE
   (check one)                                                 AND OCCUPATION

[_] INDIVIDUAL OR JOINT ACCOUNT                             ----------------------------------------------------------------------
                                                            STREET ADDRESS                       APARTMENT OR BOX NUMBER
Joint Accounts will be registered as joint
tenants with rights of  survivorship,
unless otherwise specified.                                 ----------------------------------------------------------------------
                                                            CITY                                 STATE      ZIP CODE

--------------------------------------------------------    ----------------------------------------------------------------------
FIRST NAME          MIDDLE INITIAL         LAST NAME        DAYTIME TELEPHONE (WITH AREA CODE)   EVENING TELEPHONE (WITH AREA CODE)

--------------------------------------------------------    ----------------------------------------------------------------------
APPLICANT'S SOCIAL SECURITY NUMBER                          APPLICANT'S OCCUPATION               EMPLOYER

--------------------------------------------------------    ----------------------------------------------------------------------
CITIZENSHIP OF APPLICANT (if other than U.S.                JOINT OWNER'S OCCUPATION             EMPLOYER
                           please specify)
                                                           In the future, would you like to receive marketing/performance
---------------------------------------------------------  information by email? If yes, please list email address(es) below
FIRST NAME OF JOINT OWNER    MIDDLE INITIAL     LAST NAME

---------------------------------------------------------   -----------------------------------------------------------------------
JOINT OWNER'S SOCIAL SECURITY NUMBER                        OWNER'S EMAIL

---------------------------------------------------------   -----------------------------------------------------------------------
CITIZENSHIP OF JOINT OWNER (if other than U.S.              JOINT OWNER'S EMAIL
                             please specify)
                                                            3. INVESTMENT SELECTIONS
---------------------------------------------------------
                                                            Ordinary shares of the following ($2,500 minimum,
[_] CORPORATION, TRUST OR OTHER ENTITY                      except for IRA, UGMA and Automatic
                                                            Investment Plan Accounts)
---------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY, if trust, include      U.S. Equity Funds
                                  data of trust
                                  department                 Quant Small Cap                            $  ________________________
---------------------------------------------------------    Quant Mid Cap                              $  ________________________
                                                             Quant Growth and Income                    $  ________________________

---------------------------------------------------------   International Funds
TYPE OF ENTITY            ENTITY'S TAXPAYER ID NUMBER
                                                              Quant International Equity                $  ________________________
[_] GIFT TO MINOR                                             Quant Emerging Markets                    $  ________________________
                                                              Quant Foreign Value                       $  ________________________

---------------------------------------------------------   Total                                       $  ________________________
CUSTODIAN'S NAME (only one              as custodian for
   custodian per minor)                                     Please make check payable to:
                                                            Quant Funds.
---------------------------------------------------------
MINOR'S NAME (only one minor permitted)        under the    PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

---------------------------------------------------------
STATE               Uniform Gifts/Transfer to Minors Act

---------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER              DATE OF BIRTH

4.  DISTRIBUTION OPTIONS

All income dividends and capital gains will be reinvested in additional shares of the Fund(s) you select unless you check one or both of the following boxes.

[_] Pay all income dividends in cash.
[_] Pay all capital gains in cash.

5.  TELEPHONE EXCHANGE AND REDEMPTION

To use either or both of these options, you must initial the appropriate line below.

I authorize you to accept any instructions from me or any other registered owner of the account by telephone, or in writing, without a signature guarantee, to:

___________________________ Exchange shares for shares of another Quant Fund
INITIAL       JOINT INITIAL


___________________________ Redeem shares, and send the proceeds to the address
INITIAL       JOINT INITIAL of record.


--------------------------------------------------------------------------------
MOTHER'S MAIDEN NAME (for individual, joint, and UGMA accounts only) Joint accounts supply for 1st owner; UGMA accounts - supply for custodian.

6.  AUTOMATIC INVESTMENT PLAN
    ($1,000 minimum initial contribution)

[_] I/We authorize you to withdraw from my/our bank account $____ ($100 minimum per Fund) on a monthly basis on or about the twentieth of each month to be invested in Ordinary Shares of

--------------------------------------------------------------------------------
NAME OF FUND

under the terms set forth in the Prospectus.

Please attach an unsigned, voided check.

7.  SIGNATURES

Each of the undersigned certifies that:

 . I am of legal age, have received and read the Prospectus, agree to its terms and understand that those terms are incorporated in this Account Application by reference.

 . I understand that all the information provided in sections 1, 2, 4 and 5 will apply to any new Quant Fund(s) into which my shares may exchanged.

 . If I have elected the telephone exchange and/or telephone redemption options, I understand that this authorization will be applicable to any of the Funds.
   I hereby ratify any instructions given pursuant to the above election and agree that neither the Funds, the Distributor, nor the Transfer Agent will be liable for any loss, liability, cost, or expense for acting upon such instructions believed by them to be genuine in accordance with the terms of the Prospectus.

 .  If I have elected the Automatic Investment Plan, I agree to reimburse Quant
   Funds and/or its affiliated companies for any expenses or losses that they may incur in connection with my investments, including any incurred by my bank's failure to act in accordance with my request.

 . Under penalties of perjury, I cerify (1) that this Account Application states my correct taxpayer identification number and (2) that I am not subject to backup withholding because (a) I have not been notified that I am subject to backup withholding as a result of failure to report all interest or dividends, or (b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding due to notified shareholder underreporting, strike out clause
   (2).) (The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.)

X
--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                   DATE


--------------------------------------------------------------------------------
PRINT NAME                                               TITLE (if applicable)

X
--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                                 DATE


--------------------------------------------------------------------------------
PRINT NAME                                               TITLE (if applicable)


If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity. For information or additional options, such as IRA Account Applications, rollover requests for qualified retirement plans, Institutional Share Applications, or for wire instructions, please call us at 1-800-326-2151 or email us at Info@quantfunds.com.

DEALER OR ADVISOR (for broker-dealer use only)


--------------------------------------------------------------------------------
FIRM                                                                    REF. NO.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------
  purchases shares of any registered investment management company; and (ii) officers, partners, trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee. To qualify for the purchase of Institutional Shares, Fund Employees and other persons listed in section
  (ii) must provide Quantitative Institutional Services, the Funds' Transfer Agent, with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the funds.

Institutional Shares are not subject to any sales charges, including fees pursuant to the Funds' 12b-1 Plan. Investments in Institutional Shares require a special Account Application. Please call 1-800-326-2151 for an Application.

Distributor and Distribution Plan

U.S. Boston Capital Corporation ("Distributor") is the principal distributor of the Funds' shares.

The Funds have adopted a distribution plan under Rule 12b-1 to pay for the marketing and/or distribution of Fund shares and for services provided to shareholders of the Funds' Ordinary Shares as described above. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. The fee is not directly tied to the Distributor's expenses. If expenses exceed the Distributor's fees, the Funds are not required to reimburse the Distributor for excess expenses; if the Distributor's fees exceed the expenses of distribution, the Distributor may realize a profit.

Making an Initial Investment

You may purchase shares of each class of a Fund at the per share net asset value of shares of such class next determined after your purchase order is received by the Fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., Eastern Standard time), will receive that evening's closing price, unless such trade is placed as a result of an online purchase through the Quant Funds' web site in which case the trade will receive the price next determined after the money requested from the customers' bank via the Automated Clearing House ("ACH") system are received by the Funds' transfer agent. The Funds will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 18. The offering of shares of the Funds, or of any particular Fund, may be suspended from time to time, and the Funds reserve the right to reject any specific order.

You must provide the Fund with a completed Account Application for all initial investments, either in paper form or electronically at the Quant Funds' web site, www.quantfunds.com. If you wish to have telephone exchange or telephone redemption privileges for your account, you must elect these options on the Account Application. You should carefully review the Application and particularly consider the discussion in this Prospectus regarding the Funds' policies on exchanges of Fund shares and processing of redemption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred Retirement Plans on page 15. For further information, including assistance in completing an Account Application, call the Funds' toll-free number 1-800-326-2151. Shares may not be purchased by facsimile request or by electronic mail.

Investments by Check

You may purchase shares of the Funds by sending a check payable in U.S. dollars to Quant Funds specifying the name(s) of the Fund(s) and amount(s) of investment(s), together with the appropriate Account Application (in the case of an initial investment) to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773

If you buy shares with a check that does not clear, your account may be subject to extra charges to cover

                                                                              13
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collection costs. Third party checks will generally not be accepted.

Internet Transactions

Investors may open new accounts through the Quant Funds' web site. To utilize this service, you will need a web browser (presently Netscape version 1.2 or higher, or Internet Explorer version 2.0 or higher) and the ability to utilize the Quant Funds' web site. Quant Funds will accept Internet purchase instructions only if the purchase price is paid to Quant Funds through debiting your bank account. Quant Funds imposes a limit of $10,000 on Internet purchase transactions and shareholders may only redeem shares purchased via the Quant Funds web site in writing or by calling the Quant Funds shareholder service line at 1-800-326-2151. Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the Quant Funds with a signature guaranteed letter of instruction from a bank or a qualified broker/dealer changing the bank account number prior to such redemption. You may also download an application to open an account from the web site, complete it by hand, and mail it to Quant Funds, along with a check. Purchases made by check must wait 15 days prior to being liquidated, however, such shares are not subject to the other restrictions noted above.

Quant Funds employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the Quant Funds' web site, you will need your Social Security Number and an alphanumeric password. If Quant Funds follows these procedures, neither Quant Funds, its affiliates, nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow Quant Funds' security procedures. By entering into the user's agreement with Quant Funds to open an account through our web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to Quant Funds that result in a loss to you.

Quant Funds, as a registered investment company with six fund series, is re-quired to disclose its policy regarding the disclosure nonpublic personal in-formation of its shareholders.

Quant Funds may collect nonpublic personal information about you from sources such as:

 . Information we receive from you on applications, forms and interviews; and

 . Information about your related transactions with others or us.

It is our policy not to disclose any nonpublic information about you, except as required by law.

Our policy of non-disclosure applies even if you should become an inactive shareholder.

It is the policy of Quant Funds to restrict access to your personal and account information to those financial providers who need to know that information to provide products or services to you. Quant Funds maintain physical, electronic and procedural that comply with federal standards to guard your nonpublic personal information.

Automatic Investment Plan

You may participate in the Automatic Investment Plan for the Funds by completing the appropriate section of the Account Application and enclosing a minimum investment of $1,000 per Fund. You must also authorize an automatic withdrawal of at least $100 per Fund from your checking, Negotiated Order of Withdrawal ("NOW") or similar account each month to purchase shares of a Fund. You may cancel the Plan at any time, but your request must be received five business days before the next automatic withdrawal (generally the 20th of each month) to become effective for that withdrawal. Requests received fewer than five business days before a scheduled withdrawal will take effect with the next

                                                                             14
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scheduled withdrawal. The Funds or the Transfer Agent may terminate the
Automatic Investment Plan at any time.

Investments by Wire

If you wish to buy shares by wire, please contact the Transfer Agent at 1-800-326-2151 or your dealer or broker for wire instructions. For new accounts, you must provide a completed Account Application before, or at the time of, pay-ment. To ensure that a wire is credited to the proper account, please specify your name, the name(s) of the Fund(s) and class of shares in which you are in-vesting, and your account number. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the Distributor has a sales agreement. Orders received by the Distributor from dealers or brokers will receive that evening's closing price if the orders were received by the dealer or broker prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) and are transmitted to and received by the Distributor prior to its close of business that day.

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and relevant Advisors, you may purchase shares of a Fund in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Making Subsequent Investments

If you are buying additional shares in an existing account, you should identify the Fund and your account number. If you do not specify the Fund, we will return your check to you. If you wish to make additional investments in more than one Fund, you should provide your account numbers and identify the amount to be invested in each Fund. You may pay for all purchases with a single check.

Investments through Tax-Deferred Retirement Plans

Retirement plans offer you a number of benefits, including the chance to shelter investment income and capital gains. Contributions to a retirement plan also may be tax deductible. Custodial retirement accounts, including Individual Retirement Accounts (IRAs), Rollover IRAs, Roth IRAs, Simplified Employee Pension Plans (SEP-IRAs), and 403(b) Accounts for employees of tax-exempt institutions (including schools, hospitals and charitable organizations) require a special Account Application. Please call 1-800-326-2151 for assistance. State Street Bank and Trust Company acts as custodian for the Funds' tax-deferred accounts. Custodial accounts are subject to specific fees. You may open other types of tax-deferred accounts, including accounts established by a Plan Sponsor under Section 401(k) of the Internal Revenue Code for employee benefit plans, using the attached Account Application.

HOW TO MAKE EXCHANGES

You can exchange all or a portion of your shares between Funds within the same class, subject to the applicable minimum. You may not exchange from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. However, if you exchange shares of a Fund subject to the deferred sales charge for the no-load Ordinary Shares of the Mid Cap Fund, you will be assessed the deferred sales charge upon redemption from the Fund group. Similarly, if you exchange ordinary shares of the Mid-Cap Fund for those of another Fund, the new shares will be subject to the deferred sales charge. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual Funds may not be registered in each state. You should be aware that exchanges may produce a gain or loss, as the case may be, for tax purposes.

You can make exchanges in writing or by telephone, if applicable. Exchanges must be made between accounts that have the same name, address and tax identi-fication number. Exchanges will be made at the per share net asset value of shares of such class next determined after the exchange request is received in good order by the Fund. If exchanging by telephone, you must call prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time). The Transfer Agent will only honor a telephone exchange if you have elected the telephone exchange option on your Account Application. Shares may not be exchanged by facsimile request or by electronic mail.

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HOW TO REDEEM

You can directly redeem shares of a Fund by written request, by telephone and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the Fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. The Transfer Agent will not accept requests for redemptions that are subject to any special conditions or which specify a future or past effective date, except for certain notices of redemptions exceeding $250,000 (see Payment of Redemption Amount on page 17). Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the Quant Funds with a signature guaranteed letter of instruction from a bank or a qualified broker/dealer changing the bank account number prior to such redemption.

Written Request for Redemption

You can redeem all or any portion of your shares by submitting a written request for redemption signed by each registered owner of the shares exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If you redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholder of record, or sent to an address other than the address of record, your signature must be guaranteed. The use of signature guarantees is designed to protect both you and the Funds from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public cannot provide a signature guarantee. Shares may not be redeemed by facsimile request or by electronic mail. Requests should be sent to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773

Telephone Redemption

If you have elected the telephone redemption option on your Account Application, you can redeem your shares by calling the Transfer Agent at 1-800-326-2151 provided that you have not changed your address of record within the last thirty days. You must make your redemption request prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time). Once you make a telephone redemption request, you may not cancel it. The Funds, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on exchange or redemption instructions received by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. It is the Funds' policy to require some form of personal identification prior to acting upon instructions received by telephone, to provide written confirmation of all transactions effected by telephone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.

Automatic Withdrawal Plan

If you have a minimum of $10,000 in your account, you may request withdrawal of a specified dollar amount (a minimum of $100) on either a monthly or quarterly basis. You may establish an Automatic Withdrawal Plan by completing the Automatic Withdrawal Form, which is available by calling 1-800-326-2151. You may stop your Automatic Withdrawal Plan at any time. Additionally, the Funds or the Transfer Agent may choose to stop offering the Automatic Withdrawal Plan.

Redemption through Brokers

You may sell shares back to the Funds through selected dealers or brokers. You should contact your securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the dealer or broker. Redemption requests received by the Distributor from dealers or brokers will receive that evening's closing price if the requests are received by the dealer or broker from its customer prior to 4:00 p.m., Eastern Standard time, and are transmitted to and received by the Distributor prior to its close of business that day.

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Payment of Redemption Amount

The Funds will generally send redemption proceeds, less a deferred sales charge of 1% for Ordinary Shares where applicable, within three business days of the execution of a redemption request. However, if the shares to be redeemed repre-sent an investment made by check or through the Automatic Investment Plan, the Funds reserve the right to hold the redemption check until monies have been collected by the Fund from the customers' bank.

The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Funds. To prevent a shareholder from becoming an affiliate of the Funds, the Funds reserve the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to exist-ing as well as future shareholders.

The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by order of the Securities and Exchange Commission. As set forth in the Prospectus, the Funds may also delay payment of redemption proceeds from shares purchased by check until the check clears, which may take seven business days or longer.

Except as noted below, a deferred sales charge amounting to 1% of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. The deferred sales charge is also imposed when you transfer your shares from an account maintained with the Fund that is subject to the deferred sales charge to an account maintained by a broker-dealer that is not subject to the deferred sales charge due to one of the exceptions cited below. Ordinary Shares of the Mid Cap Fund purchased after August 1, 1996 are generally not subject to the deferred sales charge but are subject to a redemption fee of 1% if purchased online and redeemed within the first 60 days of the initial purchase. Special rules apply to exchanges into the Mid Cap Fund (see How to Make Exchanges on page 14). Ordinary Shares of the Mid Cap Fund purchased before August 1, 1996 (the "Pre-August Shares") remain subject to a 1% deferred sales charge. Additional shares acquired by reinvestment of dividends and capital gains paid on Pre-August shares are also subject to the 1% deferred sales charge on Pre-August Shares. Because of this deferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) Institutional Shares; (ii) involuntary redemptions imposed by the Fund; (iii) redemptions of shares tendered for exchange; (iv) redemptions of shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code; and (v) redemptions of shares held in omnibus accounts maintained by no transaction fee ("NTF") programs of certain broker-dealers pursuant to a written agreement between the broker-dealer and the Fund, the Manager and/or the Distributor. However, the deferred sales charge will be imposed on redemptions of shares maintained by NTF programs held for fewer than 31 calendar days. In addition, the deferred sales charge will not be imposed on redemptions of Ordinary Shares made by Fund Employees and related persons qualified to purchase Institutional Shares.

Redemptions in Excess of $250,000

The Funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that a Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Funds do not expect to make in-kind distributions, and if they do, the Funds will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less. The Funds will pay all of your redemption proceeds in cash if you provide the Funds with at least 30 days' notice before you plan to redeem. You must specify the dollar

                                                                              17
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amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days after receipt of the instruction by the Funds. You may make the instruction by telephone if you have telephone redemption privileges; otherwise, your request must be in writing with all signatures guaranteed. If you make a request and subsequently cancel it, subsequent redemption requests may not all be paid in cash unless the subsequent request is at least 90 days after the date of the prior canceled redemption request.

CALCULATION OF NET ASSET VALUE

Net asset value ("NAV") for one Fund share is the value of that share's portion of all of the net assets in the Fund. A Fund calculates its NAV by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

Net asset value per share of each class of shares of a Fund will be determined as of the close of market on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The International Equity, Emerging Markets and Foreign Value Funds may invest in securities listed on foreign exchanges that trade on days on which those Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days.

The Funds' assets are valued primarily on the basis of market quotations. For certain foreign securities, where no sales have been reported, the Fund may value such securities at the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars using current exchange rates. If a Fund holds securities listed primarily on a foreign exchange that trades on days that the Fund is not open for business, the value of your shares may change on days when you cannot buy or sell shares. Short-term investments that mature in sixty-days (60) or less are valued at amortized cost.

Securities and assets, for which market prices are not readily available in-cluding any restricted securities, will be valued at their fair value follow-ing procedures approved by the Trustees.

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

Each Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover. Normally, distributions are made once a year in December.

Unless you elect otherwise, all distributions will be automatically reinvested in additional shares of the Fund you own. You may also elect to have dividends, capital gains, or both paid in cash. All distributions, whether received in shares or cash, are taxable and must be reported by you on Federal income tax returns.

Taxation

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the Funds may have on your particular tax situation.

Taxability of Distributions

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Funds, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends received deduction for corporate shareholders. Other distributions are generally taxable as ordinary income. Each Fund expects that the majority of its distributions will be designated as capital gains, however the proportion of such distributions may vary. Some dividends paid in January may be taxable as if they had been paid the previous December.

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The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes. Fund distributions will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

If you are neither a citizen nor a resident of the U.S., the Funds will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Funds. The Funds are also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Funds' Account Application for additional information regarding backup withholding of federal income tax.

Taxability of Transactions

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, lo-cal and foreign taxes.

OTHER INFORMATION

Provision of Annual and Semi-annual Reports

To avoid sending duplicate copies of materials to households, only one copy of the Funds' annual and semi-annual report will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact the Funds (see back cover for address and phone number) to request that copies of these reports be sent personally to that shareholder free of charge.

FINANCIAL HIGHLIGHTS

The following per share financial information for the Small Cap Fund, Mid Cap Fund, Growth and Income Fund, International Equity Fund, Emerging Markets Fund and Foreign Value Fund has been audited by PricewaterhouseCoopers LLP, indepen-dent accountants, whose report thereon is incorporated by reference into the Statement of Additional Information. This condensed financial information should be read in conjunction with the related financial statements and notes thereto as incorporated by reference in the Statement of Additional Informa-tion.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                      Distributions
                  Net Asset     Net        Net Realized             Dividends    Distributions
                  Value at   Investment   and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income      Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c)  on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
Small Cap
Ordinary Shares
Year Ended March
31, 2001           $24.82      (0.22)         (4.18)       (4.40)       --           (2.96)(h)     (2.96)     $17.46    (18.49)%
Year Ended March
31, 2000           $14.60      (0.24)         10.46        10.22        --             --            --       $24.82     70.00 %
Year Ended March
31, 1999           $17.80      (0.15)         (3.05)       (3.20)       --             --            --       $14.60    (17.98)%
Year Ended March
31, 1998           $15.04      (0.23)          5.60         5.37      (0.16)         (2.45)(i)     (2.61)     $17.80     37.79 %
Year Ended March
31, 1997           $18.91       0.16 (g)       0.77         0.93        --           (4.80)        (4.80)     $15.04      1.72 %
Institutional
 Shares
Year Ended March
31, 2001           $25.92      (0.10)         (4.40)       (4.50)       --           (2.96)(h)     (2.96)     $18.46    (18.07)%
Year Ended March
31, 2000           $15.17      (0.15)         10.90        10.75        --             --            --       $25.92     70.86 %
Year Ended March
31, 1999           $18.40      (0.08)         (3.15)       (3.23)       --             --            --       $15.17    (17.55)%
Year Ended March
31, 1998           $15.55      (0.15)          5.79         5.64      (0.34)         (2.45)(i)     (2.79)     $18.40     38.44 %
Year Ended March
31, 1997           $19.33       0.08 (g)       0.94         1.02        --           (4.80)        (4.80)     $15.55      2.21 %
Mid Cap
Ordinary Shares
Year Ended March
31, 2001           $24.68      (0.20)         (6.54)       (6.74)       --           (4.49)(j)     (4.49)     $13.45    (29.51)%
Year Ended March
31, 2000           $15.46      (0.19)         10.74        10.55        --           (1.33)        (1.33)     $24.68     71.41 %
Year Ended March
31, 1999           $16.05      (0.11)         (0.09)       (0.20)       --           (0.39)        (0.39)     $15.46     (1.08)%
Year Ended March
31, 1998           $13.44      (0.08)          6.06         5.98        --           (3.37)        (3.37)     $16.05     46.76 %
Year Ended March
31, 1997           $13.20       0.09           2.29         2.38      (0.14)         (2.00)        (2.14)     $13.44     17.47 %
Institutional
 Shares
Year Ended March
31, 2001           $25.21      (0.14)         (6.72)       (6.86)       --           (4.49)(j)     (4.49)     $13.86    (29.35)%
Year Ended March
31, 2000           $15.65      (0.19)         11.08        10.89        --           (1.33)        (1.33)     $25.21     72.81 %
Year Ended March
31, 1999           $16.24      (0.10)         (0.10)       (0.20)       --           (0.39)        (0.39)     $15.65     (1.07)%
Year Ended March
31, 1998           $13.55      (0.06)          6.12         6.06        --           (3.37)        (3.37)     $16.24     47.01 %
Year Ended March
31, 1997           $13.20       0.11           2.27         2.38      (0.03)         (2.00)        (2.03)     $13.55     17.51 %
Growth and In-
 come
Ordinary Shares
Year Ended March
31, 2001           $25.88      (0.22)         (8.34)       (8.56)       --           (3.37)        (3.37)     $13.95    (35.20)%
Year Ended March
31, 2000           $21.26      (0.25)         10.21         9.96        --           (5.34)        (5.34)     $25.88     51.46 %
Year Ended March
31, 1999           $20.85      (0.08)          2.82         2.74        --           (2.33)        (2.33)     $21.26     13.67 %
Year Ended March
31, 1998           $15.22       0.00           7.61         7.61      (0.05)         (1.93)        (1.98)     $20.85     51.52 %
Year Ended March
31, 1997           $14.57       0.08           2.53         2.61      (0.10)         (1.86)        (1.96)     $15.22     17.97 %
Institutional
 Shares
Year Ended March
31, 2001           $26.22      (0.12)         (8.48)       (8.60)       --           (3.37)        (3.37)     $14.25    (34.89)%
Year Ended March
31, 2000           $21.37      (0.14)         10.33        10.19        --           (5.34)        (5.34)     $26.22     52.32 %
Year Ended March
31, 1999           $20.84       0.03           2.83         2.86        --           (2.33)        (2.33)     $21.37     14.27 %
Year Ended March
31, 1998           $15.24       0.10           7.60         7.70      (0.17)         (1.93)        (2.10)     $20.84     52.18 %
Year Ended March
31, 1997           $14.58       0.15           2.55         2.70      (0.18)         (1.86)        (2.04)     $15.24     18.62 %
International
 Equity
Ordinary Shares
Year Ended March
31, 2001           $12.00      (0.04)         (3.55)       (3.59)     (0.09)(k)      (0.75)(l)     (0.84)     $ 7.57    (30.96)%
Year Ended March
31, 2000           $11.37      (0.04)          1.50         1.46      (0.34)(k)      (0.49)        (0.83)     $12.00     12.93 %
Year Ended March
31, 1999           $11.97       0.01          (0.58)       (0.57)     (0.03)(k)        --          (0.03)     $11.37     (4.78)%
Year Ended March
31, 1998           $11.03       0.07           1.30         1.37      (0.17)(k)      (0.26)(m)     (0.43)     $11.97     12.95 %
Year Ended March
31, 1997           $10.70       0.01           0.40         0.41      (0.08)           --          (0.08)     $11.03      3.82 %
                                           Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                      Net Investment
                    End of                           Including    Income (Loss)
                    Period   Excluding                Custody     to Average Net   Portfolio
                   (000's)    Credits     Gross       Credits      Assets(c)(e)   Turnover(e)
Small Cap
Ordinary Shares
Year Ended March
31, 2001           $60,320         1.92%      1.92%        1.92%      (0.98)%        76.00%
Year Ended March
31, 2000           $74,289         1.97%      1.97%        1.96%      (1.30)%       145.00%
Year Ended March
31, 1999           $47,605         1.94%      1.94%        1.94%      (0.99)%       113.00%
Year Ended March
31, 1998           $66,876         1.90%      1.96%        1.89%      (1.33)%       135.00%
Year Ended March
31, 1997           $57,135         1.97%      2.03%        1.90%       0.90 %(g)    393.00%
Institutional
 Shares
Year Ended March
31, 2001           $ 8,257         1.42%      1.42%        1.42%      (0.44)%        76.00%
Year Ended March
31, 2000           $ 6,501         1.47%      1.47%        1.46%      (0.80)%       145.00%
Year Ended March
31, 1999           $ 4,680         1.44%      1.44%        1.44%      (0.49)%       113.00%
Year Ended March
31, 1998           $ 6,286         1.41%      1.47%        1.40%      (0.86)%       135.00%
Year Ended March
31, 1997           $ 9,207         1.47%      1.52%        1.40%       0.41 %(g)    393.00%
Mid Cap
Ordinary Shares
Year Ended March
31, 2001           $15,214         1.79%      1.83%        1.79%      (1.02)%        75.00%
Year Ended March
31, 2000           $19,921         1.67%      1.92%        1.67%      (1.03)%       153.00%
Year Ended March
31, 1999           $12,617         1.65%      1.87%        1.65%      (0.72)%       168.00%
Year Ended March
31, 1998           $15,484         1.57%      1.97%        1.57%      (0.52)%       128.00%
Year Ended March
31, 1997           $ 8,733         1.19%      2.19%        1.11%       0.62 %       162.00%
Institutional
 Shares
Year Ended March
31, 2001           $ 1,660         1.58%      1.58%        1.58%      (0.76)%        75.00%
Year Ended March
31, 2000           $   986         1.67%      1.67%        1.67%      (1.04)%       153.00%
Year Ended March
31, 1999           $   557         1.62%      1.62%        1.62%      (0.69)%       168.00%
Year Ended March
31, 1998           $   823         1.40%      1.72%        1.40%      (0.35)%       128.00%
Year Ended March
31, 1997           $   361         1.44%      2.01%        1.27%       0.77 %       162.00%
Growth and In-
 come
Ordinary Shares
Year Ended March
31, 2001           $60,587         1.66%      1.66%        1.64%      (1.05)%        64.00%
Year Ended March
31, 2000           $96,477         1.70%      1.70%        1.66%      (1.08)%        78.00%
Year Ended March
31, 1999           $70,874         1.67%      1.67%        1.62%      (0.36)%        97.00%
Year Ended March
31, 1998           $66,397         1.69%      1.69%        1.65%      (0.01)%        72.00%
Year Ended March
31, 1997           $43,266         1.73%      1.73%        1.70%       0.50 %        98.00%
Institutional
 Shares
Year Ended March
31, 2001           $ 1,517         1.16%      1.16%        1.14%      (0.56)%        64.00%
Year Ended March
31, 2000           $ 2,354         1.20%      1.20%        1.16%      (0.60)%        78.00%
Year Ended March
31, 1999           $ 4,607         1.17%      1.17%        1.12%       0.14 %        97.00%
Year Ended March
31, 1998           $ 3,724         1.19%      1.19%        1.14%       0.50 %        72.00%
Year Ended March
31, 1997           $ 1,532         1.24%      1.24%        1.21%       0.99 %        98.00%
International
 Equity
Ordinary Shares
Year Ended March
31, 2001           $13,212         2.19%      2.25%        2.08%      (0.40)%       108.00%
Year Ended March
31, 2000           $19,491         2.18%      2.30%        2.13%      (0.35)%        78.00%
Year Ended March
31, 1999           $21,956         2.11%      2.11%        2.08%       0.12 %       128.00%
Year Ended March
31, 1998           $32,182         2.18%      2.18%        2.03%       0.62 %        61.00%
Year Ended March
31, 1997           $27,410         2.20%      2.23%        2.15%       0.10 %       135.00%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                     Distributions
                  Net Asset     Net       Net Realized             Dividends    Distributions
                  Value at   Investment  and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income     Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c) on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
International Equity--Continued
Institutional
Shares
Year Ended March
31, 2001           $12.00       0.01         (3.54)       (3.53)     (0.13)(k)      (0.75)(l)     (0.88)     $ 7.59    (30.54)%
Year Ended March
31, 2000           $11.39       0.02          1.49         1.51      (0.41)(k)      (0.49)        (0.90)     $12.00     13.33 %
Year Ended March
31, 1999           $11.95       0.06         (0.58)       (0.52)     (0.04)(k)        --          (0.04)     $11.39     (4.34)%
Year Ended March
31, 1998           $11.10       0.14          1.28         1.42      (0.31)(k)      (0.26)(m)     (0.57)     $11.95     13.50 %
Year Ended March
31, 1997           $10.73       0.06          0.41         0.47      (0.10)           --          (0.10)     $11.10      4.38 %
Emerging Markets
Ordinary Shares
Year Ended March
31, 2001           $ 9.39       0.05         (2.87)       (2.82)       --             --            --       $ 6.57    (30.03)%
Year Ended March
31, 2000           $ 6.59      (0.01)         2.83         2.82      (0.02)(n)        --          (0.02)     $ 9.39     42.73 %
Year Ended March
31, 1999           $ 7.70       0.07         (1.11)       (1.04)     (0.07)(o)        --          (0.07)     $ 6.59    (13.40)%
Year Ended March
31, 1998           $ 9.24      (0.04)        (1.50)       (1.54)       --             --            --       $ 7.70    (16.67)%
Year Ended March
31, 1997           $ 8.38      (0.04)         0.90         0.86        --             --            --       $ 9.24     10.26 %
Institutional
Shares
Year Ended March
31, 2001           $ 9.48       0.09         (2.91)       (2.82)     (0.04)           --          (0.04)     $ 6.62    (29.70)%
Year Ended March
31, 2000           $ 6.64       0.04          2.85         2.89      (0.05)(n)        --          (0.05)     $ 9.48     43.55 %
Year Ended March
31, 1999           $ 7.76       0.09         (1.11)       (1.02)     (0.10)(o)        --          (0.10)     $ 6.64    (12.93)%
Year Ended March
31, 1998           $ 9.27       0.02         (1.53)       (1.51)       --             --            --       $ 7.76    (16.29)%
April 2, 1996*
to March 31,
1997               $ 8.49       0.01          0.80         0.81      (0.03)           --          (0.03)     $ 9.27      9.54 %
Foreign Value
Ordinary Shares
Year Ended March
31, 2001           $ 9.05       0.10         (0.49)       (0.39)      0.00            --           0.00      $ 8.66     (4.30)%
Year Ended March
31, 2000           $ 8.36       0.04          0.97         1.01      (0.32)(p)        --          (0.32)     $ 9.05     12.17 %
May 15, 1998* to
March 31, 1999     $10.00       0.02         (1.64)       (1.62)     (0.02)(p)        --          (0.02)     $ 8.36    (16.16)%
Institutional
Shares
Year Ended March
31, 2001           $ 9.06       0.14         (0.52)       (0.38)     (0.00)           --          (0.00)     $ 8.68     (4.18)%
Year Ended March
31, 2000           $ 8.37       0.12          0.91         1.03      (0.34)(p)        --          (0.34)     $ 9.06     12.37 %
December 18,
1998* to March
31, 1999           $ 8.43       0.06         (0.12)       (0.06)       --             --            --       $ 8.37     (0.71)%
                                           Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                      Net Investment
                    End of                           Including    Income (Loss)
                    Period   Excluding                Custody     to Average Net  Portfolio
                   (000's)    Credits     Gross       Credits      Assets(c)(e)  Turnover(e)
International Equity--Continued
Institutional
Shares
Year Ended March
31, 2001           $    90         1.69%      1.75%        1.58%       0.07 %      108.00%
Year Ended March
31, 2000           $   172         1.68%      1.80%        1.63%       0.14 %       78.00%
Year Ended March
31, 1999           $ 1,895         1.61%      1.61%        1.58%       0.62 %      128.00%
Year Ended March
31, 1998           $ 1,728         1.68%      1.69%        1.54%       1.19 %       61.00%
Year Ended March
31, 1997           $ 1,760         1.69%      1.75%        1.64%       0.51 %      135.00%
Emerging Markets
Ordinary Shares
Year Ended March
31, 2001           $ 9,598         2.30%      2.30%        2.30%       0.62 %       42.00%
Year Ended March
31, 2000           $12,767         2.33%      2.33%        2.33%      (0.07)%       31.00%
Year Ended March
31, 1999           $ 8,442         2.32%      2.58%        2.24%       1.03 %       49.00%
Year Ended March
31, 1998           $ 9,241         2.69%      2.69%        2.57%      (0.43)%       52.00%
Year Ended March
31, 1997           $10,052         2.68%      2.68%        2.56%      (0.47)%        8.00%
Institutional
Shares
Year Ended March
31, 2001           $ 1,935         1.80%      1.80%        1.80%       1.10 %       42.00%
Year Ended March
31, 2000           $ 2,796         1.83%      1.83%        1.83%       0.52 %       31.00%
Year Ended March
31, 1999           $ 1,447         1.82%      2.08%        1.74%       1.36 %       49.00%
Year Ended March
31, 1998           $ 1,002         2.19%      2.19%        2.07%       0.24 %       52.00%
April 2, 1996*
to March 31,
1997               $ 1,212         2.01%      2.17%        1.89%       0.13 %        8.00%
Foreign Value
Ordinary Shares
Year Ended March
31, 2001           $14,410         1.96%      1.97%        1.96%       1.12 %       45.00%
Year Ended March
31, 2000           $13,595         1.90%      2.06%        1.90%       0.40 %       30.00%
May 15, 1998* to
March 31, 1999     $ 7,478         1.99%      2.13%        1.90%       0.19 %       22.00%
Institutional
Shares
Year Ended March
31, 2001           $   616         1.71%      1.72%        1.71%       1.53 %       45.00%
Year Ended March
31, 2000           $ 1,204         1.61%      1.77%        1.61%       1.67 %       30.00%
December 18,
1998* to March
31, 1999           $   401         1.72%      1.86%        1.70%       0.75 %       22.00%

 * Commencement of Operations
(a) Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c) Net investment income (loss) per share and the ratio of net investment in-come (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are
    no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the Financial Statements.
(e) Periods less than one year are annualized.
(f) Ratio of expenses to average net assets shows : Excluding Credits (total expenses less fees waivers and reimbursements by the investment advisor, if any). Gross (total expenses not taking into account fee waivers and re-imbursements by the investment advisor or custody earnings credits, if any). Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).
(g) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the subadvisor during the fiscal year ended March 31, 1997.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.
(i) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.03 per share.
(j) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.
(k) Distributions from net investment income includes distributions in excess of current net income of $0.09, $0.34, $0.01 and $0.06 per share for Ordi-nary Shares, and $0.13, $0.41, $0.01 and $0.11 per share for Institutional Shares during the fiscal years ended March 31, 2001, 2000, 1999 and 1998, respectively.
(l) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.27 per share.
(m) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.05 per share.
(n) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(o) Distributions from net investment income includes a return of capital of $0.02 per share for Ordinary Shares and $0.03 per share for Institutional Shares.
(p) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 and $0.01 for Ordinary Shares, and $0.02 and $(-) for Institutional Shares for the years ended March 31, 2000 and 1999, respectively.
  The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                  QUANT FUNDS
                                55 Bedford Road
                               Lincoln, MA 01773
                                1-800-326-2151
                              www.QuantFunds.com

                                    Manager

                             Quantitative Advisors
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   Advisors

Columbia Partners, LLC, Investment Management     SSgA Funds Management, Inc.
      1775 Pennsylvania Avenue, N.W.                One International Place
          Washington, D.C. 20006                        Boston, MA 02110

        Independence Investment LLC             Polaris Capital Management, Inc.
             53 State Street                            125 Summer Street
             Boston, MA 02109                           Boston, MA 02110

                                  Distributor

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   Custodian

                           State Street Kansas City
                            801 Pennsylvania Avenue
                             Kansas City, MO 64105

                                Transfer Agent

                             Quantitative Advisors
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            Independent Accountants

                          PricewaterhouseCoopers LLP
                           1055 Broadway, 10th Floor
                             Kansas City, MO 64105

You can learn more about the Funds in the following documents:

For more information about the Quant Funds, the Fund's Statement of Additional Information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI, and the auditor's report and financial statements included in the Funds' most recent annual report of the shareholders, are incorporated by reference into this Prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal years. You may get free copies of these materials, request other information about the Fund's or make shareholder inquiries, by contacting your financial advisor or by accessing the Quant Funds' web site, www.quantfunds.com, or by calling toll-free at 1-800-331-1244.

You may review and copy information about the Funds, including their SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of The Commission, Washington D.C. 20549-6009. You may need to refer to the fund's file number.

Investment Company Act File #811-3790


[LOGO OF QUANT FUNDS]

QUANT FUNDS

55 Old Bedford Road
Lincoln, MA 01773
voice 800-326-2151
fax 781-259-1166

www.QuantFunds.com

Distributed by U.S. Boston Capital Corp., Member NASD, SIPC.


QUANT FUNDS
Statement of Additional Information

August 1, 2001

U.S. Equity Funds
	International Funds


Quant Small Cap Fund	Quant International Equity Fund

Quant Mid Cap Fund  					Quant
Emerging Markets Fund

Quant Growth and Income Fund 		Quant Foreign Value
Fund

     This Statement of Additional Information
("Statement") contains information which may be of interest to investors but which is not included in the Prospectus of the U.S.
Equity Funds and International Equity Funds (the
"Funds").  This
Statement is not a Prospectus and is only authorized for distribution when accompanied by the Prospectus of the Funds dated August 1, 2001, and should be read in conjunction with the Prospectus. This Statement incorporates by reference information from the Funds' Annual Report dated March
31, 2001. Investors may obtain a free copy of the Prospectus and/or the Annual Report by writing Quant Funds, 55 Old
Bedford Road, Lincoln, MA 01773 or by calling 1-800-326-
2151.


TABLE OF CONTENTS


		   PAGE

INVESTMENT POLICIES AND RELATED RISKS
	..................................................
 ...................................	2

OTHER INVESTMENT PRACTICES
	..................................................
 ...............................	2

INVESTMENT RESTRICTIONS OF THE FUNDS
	..................................................
 ...............................	7

MANAGEMENT OF THE FUNDS
	..................................................
 ......................................................
	8

PORTFOLIO TRANSACTIONS
	..................................................
 .......................................................
	18

HOW TO INVEST
	..................................................
 ........................................................
 .........	19

HOW TO MAKE EXCHANGES
	..................................................
 ........................................................
 ........	21

HOW TO REDEEM
	..................................................
 ........................................................
 ................	21

CALCULATION OF NET ASSET VALUE
	..................................................
 ....................................	22

DISTRIBUTIONS
	..................................................
 ........................................................
 ...................	23

TAXATION
	..................................................
 ........................................................
 .................................	23

PERFORMANCE MEASURES
	..................................................
 ........................................................
 ....	26

THE QUANT FUNDS
	..................................................
 ........................................................
 ...	30

EXPERTS
	..................................................
 ........................................................
 .............................	31


INVESTMENT OBJECTIVES AND POLICIES

	The Funds are series of the Quantitative Group of Funds, or Quant Funds, a registered, open-end, management investment company (the "Trust"). The Funds are non-diversified. The investment objectives and policies of the Funds are summarized in the text of the Prospectus following the captions Fund Summary and Investment Policies and
Related Risks.
There is no assurance that those objectives will be achieved. This Statement contains certain additional information about those objectives and policies. Capitalized terms used in this Statement but not defined herein have the same meaning as in the Prospectus.

OTHER INVESTMENT PRACTICES

	Convertible Securities. Each of the Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, which allow the holder thereof to convert the instrument into common stock at a specified share price or ratio. The price of the common stock may fluctuate above or below the specified price or ratio, which may allow a Fund the opportunity to purchase the common stock at below market price or, conversely, render the right of conversion worthless. The Funds will invest in convertible securities primarily for their equity characteristics.

	Investment Companies.  The International Equity
Fund and Emerging Markets Fund may invest up to 10% of their total assets in closed-end country funds whose shares are traded in the United States. Investments in closed-end funds may allow the Funds to attain exposure to a broader base of companies in certain emerging markets and to avoid foreign government restrictions that may limit direct investment in a country's equity markets. Closed-end funds are managed pools of securities of companies having their principal place of business in a particular foreign country.
Shares of certain of these closed-end investment companies may at times only be acquired at market premiums to their net asset values. Investments in closed-end funds by the Funds are subject to limitations under the Investment
Company Act.

Derivatives. Each Fund may, but is not required to, engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depend upon, or are derived from, the value of something else, such as one or more underlying investments, indexes or currencies.
Derivatives may be traded
on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter"). Each Fund may use derivatives both for hedging and non-hedging purposes. Although each Fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even under very volatile market conditions. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management and each Fund will depend on its Advisor's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.
Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. A Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a Fund.

OPALS.  The International Equity Fund, Emerging Markets
Fund, and Foreign Value Fund may each invest in OPALS. OPALS represent an interest in a basket of securities of companies primarily located in a specific country generally designed to track an index for that country.
Investments in OPALS are subject to the same risks inherent in directly investing in foreign securities. See Risk
Considerations - Foreign Securities in the Prospectus.
In addition,
because the OPALS are not registered under the securities laws, they may only be sold to certain classes of investors, and it may be more difficult for the Fund to sell OPALS than other types of securities. However, the OPALS may generally be exchanged with the issuer for the underlying securities, which may be more readily tradable.

	Depository Receipts.  Each Fund may invest in
American Depository Receipts (ADRs), European Depository
Receipts (EDRs) and Global Depository Receipts (GDRs).
ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.
ADRs are
alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However,
ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
ADRs, EDRs and
GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer.
Unsponsored receipts differ from receipts sponsored by an issuer in that they may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

  	 Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

	 	Since investments in foreign companies will usually involve currencies of foreign countries, and since the
International Equity, Foreign Value, and Emerging
Markets Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S.
dollars
may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions either on a spot
(i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The
Funds will
generally not enter into a forward contract with a term of greater than one year. The Funds' Custodian will place cash or liquid debt securities into a segregated account of the series in an amount equal to the value of the Funds' total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts.

    The International Equity, Foreign Value, and
Emerging Markets Funds will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will seek to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when a Fund's Advisor believes that the currency of a particular foreign country may experience an adverse movement against the U.S. dollar, it may enter into a forward contract to sell an amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.
Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies where certain of such currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion, or up to 75% of the value of its assets, to the consummation of these contracts. The Fund's Advisor will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Other than as set forth above, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the relevant Fund's Advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     	Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis.
They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

   	Short-term Debt Obligations. The Funds may invest in Short-term Debt Obligations for temporary defensive purposes, and each Fund may invest in Short-term Debt Obligations for liquidity purposes (e.g., for redemption of shares, to pay expenses or pending other investments). Short-term Debt Obligations may include obligations of the U.S. government and (in the case of the International Equity Fund, Foreign Value Fund, and
Emerging Markets Fund) securities of foreign governments. Short-term Debt Obligations may also include certificates of deposit and bankers' acceptances issued by U.S. banks
(and, in the case of the International Equity Fund, Foreign
Value Fund and Emerging Markets Fund, foreign banks) having deposits in excess of $2 billion, commercial paper, short-term corporate bonds, debentures and notes and repurchase agreements, all with one year or less to maturity.
Investments in commercial paper are limited to obligations (i) rated Prime-1 by Moody's Investors
Service, Inc. or A-1
by Standard & Poor's Corporation, or in the case of any instrument that is not rated, of comparable quality as determined by the Manager or Advisor, or (ii) issued by companies having an outstanding debt issue currently rated
Aaa or Aa by Moody's or AAA or AA by Standard & Poor's.
Investments in other corporate obligations are limited to those having a matur ity of one year or less and rated
Aaa or Aa by Moody's or AAA or AA by Standard & Poor's.
The
value of fixed-income securities may fluctuate inversely in relation to the direction of interest rate changes.

	Bond Ratings.  The Moody's Investors Service, Inc.
bond ratings cited above are as follows:

	Aaa:	Bonds that are rated "Aaa" are judged to be
the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

	Aa:	Bonds that are rated "Aa" are judged to be
of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or other elements may make long-term risks appear greater than those of "Aaa" securities.

  	The Standard & Poor's Corporation bond ratings cited above are as follows:

	AAA:	"AAA" is the highest rating assigned to a
debt obligation and indicates an extremely strong capacity to pay principal and interest.

	AA:	Bonds rated "AA" also qualify as high
quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

     Repurchase Agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price
(representing the Fund's cost plus interest). The Funds will enter into repurchase agreements only with (i) commercial banks or
(ii) registered broker-dealers. Although each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions, it is the Funds' present intention to enter into repurchase agreements only with respect to obligations of the
U.S. government or its agencies or instrumentalities.
While the repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreements (and, for this purpose, the underlying security will be marked to market daily), if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

     Securities Loans. Each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. See Investment Restrictions of the Funds.
The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in the recovery of the securities or loss of rights in the collateral should the borrower fail financially. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or cash equivalents (such as U.S.
Treasury bills) at least equal at all times to the market value of the securities lent. The borrower pays to a Fund an amount equal to any dividends or interest received on the securities lent. A
Fund may invest the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower.
Although voting rights, or rights to consent with respect to the loaned securities, pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the security involved.

     Options. The Fund may write covered call options which are traded on national securities exchanges with respect to stocks in its portfolio (ensuring that the Fund at all times will have in its portfolios the securities which it may be obligated to deliver if the options are exercised). The "writer" of a call option gives to the purchaser of that option the right to buy the underlying security from the writer at the exercise price prior to the expiration date of the call. Call options are generally written for periods of less than six months. The Fund may write covered call options on securities in its portfolios in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. The Fund may also write call options to partially hedge a possible stock market decline.
Because the Fund's objective is growth of capital, covered call options would not be written except at a time when it is believed that the price of the common stock on which the call is being written will not rise in the near future and the Fund does not desire to sell the common stock for tax or other reasons. The writer of a covered call option receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised.
So long as the Fund remains obligated as a writer of covered calls, it foregoes the opportunity to profit from increases in the market prices of the underlying securities above the exercise prices of the options, except insofar as the premiums represent such profits, and retain the risk of loss should the value of the underlying securities decline. The Fund may also enter into
"closing purchase transactions" in order to terminate its obligations as a writer of covered call options prior to the expiration of the options. Although limiting writing covered call options to those which are traded on national securities exchanges increases the likelihood of being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at an acceptable price. If the Fund was unable to enter into a closing purchase transaction, the principal risks to the Fund would be the loss of any capital appreciation of the underlying security in excess of the exercise price and the inability to sell the underlying security in a down market until the call option was terminated. The writing of covered call options could result in an increase in the portfolio turnover rate of the Fund, especially during periods when market prices of the underlying securities appreciate.

      Short Sales. The Mid Cap Fund also may engage in short sales of securities by selling securities it does not own in anticipation of a decline in the market value of those securities. To effect such transactions, the Fund must borrow the security to make delivery to a buyer and then later replace the borrowed security by purchasing it at market price. The
Adviser may sell securities short in anticipation of a decline in the price of the security between the time it is sold and the time it is purchased for replacement. However, the actual replacement price of the security may be more or less than the price at the time of sale. The Fund will realize a gain if its replacement price is less than the sale price, but will experience a loss if there is an increase in price. The Fund also will incur transaction costs, including interest expenses, and will be required to make margin deposits with brokers until the short position is closed out.

	No securities will be sold short if, after giving effect to any short sales, the value of all securities sold short would exceed 25% of the Fund's net assets. The Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference between (i) the market value of the securities sold short at the time of sale and (ii) any cash or securities required by the broker to be deposited as margin for the short sale
(excluding the
proceeds of the short sale).  The value of U.S.
government securities and cash in the segregated account will be marked to market daily and additional deposits will be added if the value of the Fund's short position declines. At all times, however, the deposits in the segregated account together with the amounts held by the broker as margin will not be less than the initial market value of the securities sold short.

	All of the Funds may sell short securities identical to ones that they own in their portfolios.

     Forward Commitments. Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund holds, and maintains until the settlement date in a segregated account with the Funds' custodian, cash or Short-term Debt Obligations in an amount sufficient to meet the purchase price. These debt obligations will be marked to market on a daily basis and additional liquid assets will be added to such segregated accounts as required. Forward commitments may be considered securities in themselves.
They involve a
risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets.
Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

     Warrants. The Funds may invest in warrants purchased as units or attached to securities purchased by the series.
Warrants are options to purchase equity securities at specific prices valid for a specific period of time.
Their prices do not
necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Illiquid Securities. Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a
Fund may have difficulty, or may even be legally precluded from, selling at any particular time. The
Funds may invest in
illiquid securities, including restricted securities and other investments that are not readily marketable. A
Fund will not
purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

       The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

     Alternative Strategies. At times each fund's advisor may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Each fund's advisor may then temporarily use alternative strategies that are mainly designed to limit the fund's losses. These alternative strategies may include the purchase of debt, money market investments and other investments not consistent with the investment strategies of the fund.
Although each fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.


     Portfolio Turnover.   A change in securities held
by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markups and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and may affect taxes paid by shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment decisions by any Fund.

	The portfolio turnover rates for the Funds for their fiscal years 1999 (April 1, 1998 to March 31,
1999),
2000 (April 1, 1999 to March 31, 2000) and 2001 (April
1, 2000 to March 31, 2001) were as follows:

	1999	2000	  2001
Small Cap Fund	113%	145%	  76%
Mid Cap Fund	168%   	153%	  75%
Growth and Income Fund	  97%	  78%	  64%
International Equity Fund 	128%	  78%	 108%
Emerging Markets Fund	  49%	  31%	   42%
Foreign Value Fund	  22%	  30%  	   45%

INVESTMENT RESTRICTIONS OF THE FUNDS

	As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of a Fund (as defined below), a Fund will not take any of the following actions:

		(1)	purchase any security if as a result a
Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

		(2)	purchase any security if as a result
any Fund would then have more than 10% of the value of its net assets (taken at current value) invested in any of the following types of investment vehicles: in securities of companies
(including predecessors) less than three years old, in securities which are not readily marketable, in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in repurchase agreements which have a maturity longer than seven (7) days, provided, however, that no Fund may invest more than 15% of its assets in illiquid securities;

		(3)	make short sales of securities or
maintain a short position, if, for the Mid Cap Fund, as a result the value of all securities sold short would exceed 25% of the Fund's net assets; or, for all other Funds, unless at all times when a short position is open the particular Fund owns an equal amount of such securities or securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A
Fund may
maintain short positions in a stock index by selling futures contracts on that index.;

		(4)	issue senior securities, borrow money
or pledge its assets except that a Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not purchase any additional portfolio securities so long as its borrowings amount to more than 5% of its total assets.
(For purposes of this
restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

		(5)	purchase or retain securities of any
company if, to the knowledge of the Funds, officers and Trustees of the Funds or of the Manager or of the Advisor of the particular Funds who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities;

		(6)	buy or sell real estate or interests
in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

		(7)	act as underwriter except to the
extent that, in connection with the disposition of Fund securities, it may be deemed to be an underwriter under certain provisions of the federal securities laws;

		(8)	make investments for the purpose of
exercising control or management;

		(9)	participate on a joint or joint and
several basis in any trading account in securities;

		(10)	write, purchase, or sell puts, calls
or combinations thereof, except that the Fund may (i) write covered call options with respect to all of its portfolio securities; (ii) purchase put options and call options on widely recognized securities indices, common stock of individual companies or baskets of individual companies in a particular industry or sector; (iii) purchase and write call options on stock index futures and on stock indices; (iv) sell and purchase such options to terminate existing positions;

		(11)	invest in interests in oil, gas or
other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

		(12)	make loans, except (i) through the
purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, (ii) through repurchase agreements and loans of portfolio securities (limited to 30% of the value of a Fund's total assets). The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan; or

		(13)	invest more than 25% of the value of
its total assets in any one industry.

	Although certain of these policies envision a Fund maintaining a position in a stock index by selling futures contracts on that index and also envision that under certain conditions one or more Funds may engage in transactions in stock index futures and related options, the Funds do not currently intend to engage in such transactions.
The fund has no
intention of purchasing or selling commodities or commodity contracts, except that the funds may purchase and sell financial futures contracts and options.

	No more than 5% of the value of a Fund's total assets will be invested in repurchase agreements which have a maturity longer than seven (7) days. (Investments in repurchase agreements which have a longer maturity are not considered to be readily marketable and their purchase is therefore also restricted as set forth in restriction number (2) above). In addition, a Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940.

	All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

	As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" necessary to amend a fundamental policy as to any Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such Fund or (2) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.



MANAGEMENT OF THE FUNDS

	The Trustees of the Trust are responsible for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance. The majority of the Trustees are otherwise not affiliated with the Funds.

Trustees and Officers
	Position with		Position with
Distributor, U.S.	Manager,
	Position	Boston Capital	Quantitative
Name, Address+ and Age		with Fund	Principal
Occupation**	Corporation	  		Advisors

ROBERT M. ARMSTRONG	Trustee  	President, Alumni
Career	None			None
Age: 62					Services, Inc.
(consulting firm);
					formerly Associate,
					Keystone Associates
					(career management);
					Director of Alumni Career
					Services, Harvard
University,
					Graduate School of
					Business Administration;
					Director of Concord-
Carlisle
					Community

JOHN M. BULBROOK		Trustee  	CEO, Treasurer and
Director, 	None			None
Age:  59					John M. Bulbrook
					Insurance Agency, Inc.

EDWARD E. BURROWS			Trustee	Independent
consulting 	None			None
Age:  68					actuary - employee
benefit
					plans;  formerly Vice
President
					and Director of Actuarial
Services,
					Mintz, Levin, Cohn,
Ferris,
					Glovsky and Popeo, PC
					(law firm/consulting);
					formerly President, The
Pentad
					Corporation (employee
benefit
					consultants and
actuaries).

JOSEPH J. CARUSO			Trustee	Principal,
Bantam Group, Inc.	None			None
Age: 58

FREDERICK S. MARIUS			Clerk,
	President, General Counsel,	President and
	President and
Age: 37				Executive	U.S. Boston
Capital	General 	Counsel    General Counsel
			             Vice President
	Corporation

LEON OKUROWSKI*			Trustee, 	Director and
Vice President,	Director and		Director and
Age:  58				Vice President,	U.S.
Boston Capital	Vice President
	Treasurer
				Treasurer	Corporation


WILLARD L. UMPHREY*	President,	Director, U.S.
Boston	Director 			Director
Age:  60				Chairman,	Capital
Corporation
				Trustee

RON ZWANZIGER			 Trustee	Chairman and
Chief	None			None
Age:  47					Executive Officer,

					Inverness Medical
					Technology, Inc.

		+The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln,
Massachusetts 01773.

	*Messrs. Umphrey and Okurowski are "interested persons" (as defined in the Investment Company Act of 1940, as amended, the ("1940 Act")) of the Funds, the Manager or an Advisor.

	**The principal occupations of the officers and Trustees for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers, with the exception of Mr.
Marius
who was employed by Putnam Investments, Inc. from 1992 to 1999 as in-house counsel and who joined U.S. Boston
Capital
Corp. and Quantitative Advisors in 1999.

	Each Trustee receives an annual fee of $4,000.
For services rendered during the fiscal year ended March
31, 2001, the
Funds paid Trustees' fees aggregating $28,000.

	The following Compensation Table provides, in tabular form, the following data:

Column (1) All Trustees who receive compensation from the Trust.
Column (2) Aggregate compensation received by a Trustee from all series of the Trust.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Trust. The Trust does not pay its
Trustees such benefits.
Column (5) Total compensation received by a Trustee from the Trust plus compensation received from all Funds managed by the Manager for which a Trustee serves. As there are no such Funds other than the series of the Trust, this figure is identical to column (2).

Compensation Table
for the fiscal year ended March 31, 2001


					    Pension or
Total
					    Retirement
Estimated	  Compensation
			Aggregate	Benefits Accrued
Annual Benefits	  From the Trust
Name of Person,	Compensation	As Part of Fund
	     Upon	and Fund Complex
 Position, Age		from the Trust	      Expenses
		   Retirement	  Paid to Trustee

Robert M. Armstrong,	       $4,000	           N/A
		        N/A	      $4,000
Trustee

John M Bulbrook,	       $4,000	           N/A
	        N/A	      $4,000
Trustee

Edward E. Burrows,	       $4,000	           N/A
		        N/A	      $4,000
Trustee

Joseph J. Caruso,
Trustee		 		 $4,000		 N/A
		N/A			$4,000

Leon Okurowski,	       $4,000	           N/A
	        N/A	      $4,000
Trustee

Willard L. Umphrey,	       $4,000	           N/A
		        N/A	      $4,000
Trustee

Ron Zwanziger,	       $4,000	           N/A
	        N/A	      $4,000
Trustee


	The Trust's Agreement and Declaration of Trust provides that the Funds will indemnify their Trustees and officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds or that such indemnification would relieve any officer or Trustee of any liability to the Funds or their shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Funds, at their expense, will provide liability insurance for the benefit of their Trustees and officers.

	Messrs. Umphrey and Okurowski, as officers of the Manager and the Distributor, will benefit from the management and distribution fees paid or allowed by the Funds.

	At June 30, 2001, the officers and Trustees as a group owned in the aggregate 0.80% of the outstanding
Ordinary
Shares of the Small Cap Fund, 4.91% of the outstanding
Institutional Shares of the Small Cap Fund, 1.01% of the outstanding Ordinary Shares of the Mid Cap Fund, 11.60% of the outstanding Institutional Shares of the Mid Cap
Fund,
1.04% of the outstanding Ordinary Shares of the Growth and Income Fund, 21.02% of the outstanding Institutional
Shares
of the Growth and Income Fund, 0.86% of the outstanding
Ordinary Shares of the International Equity Fund, 14.02% of the outstanding Institutional Shares of the International
Equity Fund, 1.81% of the outstanding Ordinary Shares of the
Emerging Markets Fund, 9.39% of the outstanding
Institutional Shares of the Emerging Markets Fund, 1.61% of the outstanding Ordinary Shares of the Foreign Value Fund, and 70.35% of the outstanding Institutional Shares of the Foreign
Value Fund.

On the same date, each of the following persons beneficially owned 5% or more of the then outstanding
Institutional Shares
of the Small Cap Fund:

Name and Address  		% of Outstanding
					Institutional Shares

James M. Johnston Trust
for Charitable
& Educational Purposes
c/o Columbia Partners, LLC
1775 Pennsylvania Avenue,
N.W., 10th Floor
Washington, D.C.  20006			24.92%

The Max & Victoria Dreyfus
Foundation, Inc.
c/o Columbia Partners, LLC
1775 Pennsylvania Avenue,
N.W., 10th Floor
Washington, D.C. 				16.14%

The John Dickson Home
c/o Columbia Partners, LLC
1775 Pennsylvania Avenue,
N.W., 10th Floor
Washington, DC  20006	 		9.08%

USB Corporation
55 Old Bedford Road
Lincoln, MA 01773				7.56%

National Postal Forum
3998 Fair Ridge Drive
Fairfax, VA  22033			7.34%

NSCC FSI/Fund/Serv
Omnibus Account
55 Old Bedford Road
Lincoln, MA  01773			7.14%


On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary
Shares of the Mid Cap Fund:

Name and Address       		% of Outstanding
					Ordinary Shares

Mr. George H. Howell
107 Dudley Road
Wayland, MA 01778	 			7.46%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional
Shares of the Mid Cap Fund:

Name and Address                 % of Outstanding
					Institutional Shares

Millwrights & Machinery
Erectors
Local 1545, Pension Plan
c/o Columbia Partners, LLC
1775 Pennsylvania Avenue,
10th Floor
Washington, D.C.  20006			52.65%

USB Corporation
55 Old Bedford Road
Lincoln, MA  01773			16.90%

Ms. Lawrie Okurowski
50 Musterfield Road
Concord, MA  01742	  		5.63%

Mr. James E. and
Ms. Sandra G. Jones
9 Stone Creek Park
Owensboro, KY	42303	  		5.42%


On the same date, each of the following persons owned 5% or more of the then outstanding
Institutional Shares of the Growth and Income
Fund:

Name and Address      		% of Outstanding
					Institutional Shares

USB Corporation
55 Old Bedford Road
Lincoln, MA  01773			25.83%

NSCC FSI/Fund/Serv
Omnibus Account
55 Old Bedford Road
Lincoln, MA  01773			25.53%

Hillcrest Consulting
Retirement Trust
P.O. Box 0-1
Carmel, CA  93921				10.91%

Leon Okurowski
50 Musterfield Road
Concord, MA  01742	  		8.85%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the International Equity Fund:

Name and Address                 % of Outstanding
					Institutional Shares

USB Corporation
55 Old Bedford Road
Lincoln, MA  01773			45.44%

National Investor Services Corp.
for the Exclusive Benefit of our
Customers, Fomerly Waterhouse Cust
Mutual Funds Department
55 Water Street, 32nd Floor
New York, NY  10041-3299		40.52%

Leon Okurowski
50 Musterfield Road
Concord, MA  01742			10.43%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the Emerging Markets Fund:

Name and Address               % of Outstanding
					Institutional Shares

NSCC FSI/Fund/Serv
Omnibus Account
55 Old Bedford Road
Lincoln, MA  01773			89.00%

U.S. Boston Corp. PSRP
A/C W.L. Umphrey
55 Old Bedford Road
Lincoln, MA  01773	  		9.10%

On the same date, each of the following persons owned 5% or more of the then outstanding
Ordinary Shares of the Foreign Value Fund:

Name and Address              % of Outstanding
					Institutional Shares

Lowell Anesthesiology
Service - PSRP
60 East Street, Suite 1300
Methuen, MA  01844			5.49%

On the same date, each of the following persons owned 5% or more of the then outstanding
Institutional Shares of the Foreign Value Fund:

Name and Address              % of Outstanding
					Institutional Shares

U.S. Boston Corp. PSRP
A/C W.L. Umphrey
55 Old Bedford Road
Lincoln, MA  01773			70.34%

Bernard R. and
Lorraine B. Horn, Jr.
99 Beaver Road
Reading, MA  01867			15.67%

NSCC FSI/Fund/Serv
Omnibus Account
55 Old Bedford Road
Lincoln, MA  01773			8.91%

USB Corporation
55 Old Bedford Road
Lincoln, MA  01773			5.06%



The Manager and Management Contract

	Each Fund emphasizes the use of computer models in the stock selection process. These computer models generally are developed as a result of research conducted by a team of individuals. The same investment strategy used to manage a particular Fund also may be used to manage separate institutional accounts maintained at the Manager or
Advisor.

	The Manager is an affiliate of U.S. Boston Capital
Corporation, the Funds' Distributor, which is a wholly owned subsidiary of U.S. Boston Corporation. Willard L.
Umphrey, CFA President and Trustee of the Funds, Leon
Okurowski, Treasurer and Trustee of the Funds, individually and jointly with their spouses, together own 100% of the
Manager's outstanding voting securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital
Corporation.

	Under the terms of the management agreement, the Manager may, subject to the approval of the Trustees, manage the Funds itself or, subject to the approval by the Trustees, select sub advisors (the "Advisors") to manage certain of the Funds. In the latter case, the Manager monitors the Advisors' investment program and results, reviews brokerage matters, oversees compliance by the Funds with various federal and state statutes and the Funds' own investment objectives, policies, and restrictions and carries out the directives of the Trustees. In each case, the Manager also provides the Funds with office space, office equipment, and personnel necessary to operate and administer the
Funds' business, and provides general management and administrative services to the Funds, including overall supervisory responsibility for the general management and investment of the Funds' securities portfolios and for the provision of services by third parties such as the Funds' custodian.

	The Management Contract continues in force from year to year, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not
"interested persons" (as defined in the 1940 Act) of the Manager or the Funds, and by (ii) either the majority vote of all the
Trustees or the vote of a majority of the outstanding voting securities of each Fund. The Management Contract automatically terminates on assignment, and is terminable on 60 days' written notice by either party.

	In addition to the management fee, the Funds pay all expenses not assumed by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the respective
Funds for
distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds' shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses and proxies to existing shareholders, and their proportionate share of insurance premiums and professional association dues or assessments. All general Fund expenses are allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund. The
Funds are also
responsible for such non-recurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Trustees. The Funds may have an obligation to indemnify their officers and Trustees with respect to such litigation.

	The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an Advisory Contract without obtaining shareholder approval. With Trustee approval, the
Manager may employ a new Advisor for a Fund, change the terms of the Advisory Contracts, or enter into new
Advisory
Contracts with the Advisors. The Manager retains ultimate responsibility to oversee the Advisers and to recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate the Advisory Contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Advisor changes or other material amendments to an Advisory Contract that occurs under these arrangements.

	As compensation for services rendered, the Funds pay the Manager a monthly fee at the annual rate of:
1.00% of
the average daily net asset value of the Small Cap Fund, Mid Cap Fund, the International Equity Fund, and the
Foreign
Value Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Emerging Markets Fund; and 0.75% of the average daily net asset value of the Growth and Income
Fund. For
services rendered to the Small Cap Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the Manager received fees of $752,352, $614,633, and $595,869, respectively. For services rendered to the Mid Cap Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the Manager received fees of $184,088, $150,343, and $148,620, respectively. For services rendered to the Growth and Income Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the Manager received fees of $634,257, $601,110, and $527,997, respectively. For services rendered to the
International Equity Fund during the fiscal years ended
March 31, 2001, 2000, and 1999, the Manager received fees of
$168,396, $217,370, and $276,103, respectively.  The
International Equity Fund waived $9,948 in the year ended March
31, 2001.  For services rendered to the Emerging Markets
Fund during the fiscal years ended March 31, 2001, 2000, and
1999, the Manager received fees of $103,755, $107,302, and $73,465, respectively. For services rendered to the Foreign
Value Fund during the fiscal year ended March 31, 2001, 2000, and 1999, the Manager received fees of $146,474, $121,504, and $50,130. Such fees were rebated by the Manager to the extent required to comply with its contractual undertaking to assume certain expenses of the Small Cap
Fund, the Growth and Income Fund, and the International
Equity
Fund (including the Manager's compensation) in excess of 2.00% of such Fund's average net assets and such fees were also waived by the Manager to the extent required to comply with its voluntary undertaking to assume certain expenses of the
Emerging Markets Fund in excess of 2.25%, respectively, of such Funds' average net assets.

Advisory Contracts

	Pursuant to an Advisory Contract with the Manager, the Advisor to a Fund furnishes continuously an investment program for the Fund, makes investment decisions on behalf of the Fund, places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by such Advisor and may perform certain limited, related administrative functions in connection therewith.

	Each Advisory Contract provides that it will continue in force for two years from its date, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Advisor, the
Manager or the Funds, and by (ii) either the majority vote of all of the Trustees or the vote of a majority of the outstanding voting securities of each Fund to which it relates.
Each Advisory Contract may be terminated without penalty with respect to any Fund by vote of the Trustees or the shareholders of that Fund, or by the Manager on not less than 30 nor more than
60 days' written notice or by the particular Advisor on not less than 30 nor more than 60 days', or no less than 150 days' written notice, depending on the Fund. Each Advisory
Contract may be amended with respect to any Fund without a vote of the shareholders of that Fund. Each Advisory Contract also terminates without payment of any penalty in the event of its assignment and in the event that for any reason the Management Contract between the Funds and the Manager terminates generally or terminates with respect to that particular
Fund.

	Each Advisory Contract provides that the Advisor shall not be subject to any liability to the Funds or to the Manager or to any shareholder of the Funds for any act or omission in the course of or connected with the rendering of services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Advisor.

	For services rendered, the Manager pays to the
Advisor of a fund a fee based on a percentage of the
average
daily net asset value of the Fund. The fee for each fund
is determined separately.  The fees paid by the Manager
to the
Advisors of the Funds are as follows:  Small Cap Fund -
0.50% of average daily total net assets; Mid Cap Fund -
0.40%
of average daily total net assets; Growth and Income
Fund - 0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; International Equity
Fund -
0.50% of the first $30 million, 0.40% of amounts in excess of $30 million but less than $100 million and 0.35% of amounts in excess of $100 million of average daily total net assets, with an annual minimum of $75,000; Foreign
Value
Fund - (i) 0.35% of the aggregate average daily net asset value of the Fund for assets in the Fund up to $35 million (ii)
0.40% of the aggregate average daily net asset value of the Fund for assets in the Fund over $35 million and up to $200 million and (iii) 0.50% of the aggregate average daily net asset value of the Fund for assets over $200 million; and
Emerging Markets Fund - 0.40% of average daily total net assets.

	For services rendered during the fiscal year ended
March 31, 2001, the Manager paid to the Advisors of the following Funds fees in amounts equivalent to the following percentages of average daily net asset value:
Small Cap
Fund - 0.50%; Mid Cap Fund - 0.40%, Growth and Income
Fund - 0.319%; International Equity Fund - 0.50%,
Emerging Markets Fund - 0.40%, and Foreign Value Fund -
0.35%. For services rendered to the Small Cap Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the applicable Advisor received fees of $376,176, $307,314, and $297,934, respectively. For services rendered to the Mid Cap Fund during the fiscal years ended March
31, 2001, 2000, and 1999, the applicable advisor received fees of $73,635, $60,136, and $59,448, respectively.  For
services rendered to the Growth and Income Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the applicable Advisor received fees of $268,703, $255,442, and $226,254 respectively. For services rendered to the International Equity Fund during the fiscal years ended
March 31, 2001, 2000, and 1999, the applicable Advisor received fees of $84,198, $108,684, and $138,052, respectively. For the year ended March 31, 2001, Independence
Investment LLC received $45,998 and SSgA Funds
Management, Inc. received $38,119 to manage the International
Equity Fund.  For services rendered to the Emerging
Markets Fund during the fiscal years ended March 31, 2001, 2000, and 1999, the applicable Advisor received fees of $51,877, $53,650, and $36,733, respectively. For services rendered to
the Foreign Value Fund during the fiscal year ended
March 31, 2001, 2000, and 1999, the applicable Advisor received fees of $51,266, $42,526, and $17,537.

Quant Small Cap Fund
Quant Mid Cap Fund

Columbia Partners, L.L.C., Investment Management, 1701
Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia
Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. The firm presently has over $1 billion in assets under management for individual, pension plan and endowment accounts. Robert A. von Pentz, CFA has managed the
Small Cap and Mid Cap Funds since July 1996. Mr. von
Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Management Corporation, where he worked from
1989 to 1995.  Terence Collins, Robert von Pentz, Galway
Capital Management, Landon Butler, Paul Kelley, John
McKernan and Glen Lester Fant III are control persons of Columbia Partners L.L.C.

Quant Growth and Income Fund
Quant International Equity Fund

SSgA Funds Management, Inc. ("SSgA FM"), Two
International Place, Boston, MA  02110, serves as
Advisor to the
Growth and Income Fund and the International Equity
Fund.  SSgA FM is a wholly owned subsidiary of State
Street
Corporation, a publicly owned bank holding company.
SSgA FM manages over $53 billion in assets for
registered
investment companies. SSgA FM is one of the State Street
Global Advisor companies ("SSgA"), comprised of all of
the
investment management affiliates of State Street
Corporation.  SSgA manages $720 billion in assets for
employee benefit
plans, endowment funds, foundations, other institutions
and individuals.  SSgA has managed the Growth and Income
Fund
continuously since the Fund's inception and SSgA has
managed the International Equity Fund since October 1,
2000.  Prior
to October 1, 2001 Independence Investment LLC managed
the International Equity Fund.  In response to the
Gramm-
Leach-Bliley Act, SSgA created SSgA FM to provide
investment advisory services to registered investment
companies.
SSgA FM began providing services to the Growth and
Income and International Equity Funds on May 1, 2001,
although no
change in personnel occurred.  Edward Allinson, CFA, is
the manger of the International Equity Fund.  The team
at SSgA
FM presently responsible for the daily management of the
Growth and Income Fund includes Venkat S. Chalasani,
Jeffrey
P. David, CFA, L. Emerson Tuttle, CFA and Edward
Allinson, CFA.  Mr. Chalasani has been with SSgA since
1997.  Prior
to joining SSgA, Mr. Chalasani was an account
representative with HCL Hewlett-Packard.  Mr. Davis has
been with SSgA
since 1992 and is currently Chief Investment Officer of
the Fundamental Equity group.  Mr. Tuttle joined SSgA in
1995
and currently heads the U.S. Large Cap team within the
Global Fundamental Strategies group.  Mr. Allinson
joined SSgA
in 1999 and is currently the Lead Portfolio Manager for
the International Growth Opportunities Strategy within
the Global
Fundamental Strategies group. Prior to joining SSgA, Mr.
Allinson was employed by Brown Brothers Harriman ("BBH")
as
a Senior Portfolio Manager, managing pension, endowment
and mutual fund assets.  Prior to BBH, Mr. Allinson was
employed by First Pacific Securities ("First Pacific")
as Assistant Director in Institutional Asian Equity
sales and prior to
First Pacific, Mr. Allinson was a portfolio manager for
Citibank's Domestic Private Banking group.   Gustaff V.
Fish, Jr.,
Agustin Fleites, Timothy B. Harbert and Mitchell H.
Shames are Directors of SSgA FM and are therefore considered control persons.

Quant Emerging Markets Fund

Independence Investment LLC, 53 State Street, Boston, MA
02109, formerly Independence International Associates,
Inc.
and Boston International Advisors, Inc.
("Independence"), serves as Advisor to the Emerging
Markets Fund.  The firm
presently has over $2 billion in assets under management in international portfolios of pension and endowment funds, among others. Dennis Fogarty manages the Emerging
Markets Fund.  Mr. Fogarty joined Boston International
Advisors,
predecessor to Independence, in 1988 working in quantitative research and portfolio management. John
Hancock
Subsidiaries LLC, John Hancock Life Insurance Co., John
Hancock Financial Services, Inc., Mark Charles Lapman and
Bradford Scot Greenleaf are control persons of Independence Investment LLC.

Quant Foreign Value Fund

Polaris Capital Management, Inc., 125 Summer Street,
Boston, MA  02110 ("Polaris") serves as Advisor to the
Foreign
Value Fund. The firm presently has over $50 million under management for institutional clients and wealthy individuals.
The Foreign Value Fund is managed by Bernard R. Horn,
Jr. Prior to founding Polaris in 1995; Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital
Management Corporation, and MDT Advisers, Inc.  Bernard
R.
Horn, Jr. and Edward Wendell Jr. are both control persons of Polaris Capital Management Inc.


Distributor and Distribution Plan

	          U.S. Boston Capital Corporation, 55 Old
Bedford Road, Lincoln, MA 01773 ("Distributor"), a
Massachusetts
corporation organized April 23, 1970, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities
Dealers, Inc. The Distributor is an affiliated person of the Funds'
Manager by virtue of being under common ownership with the Manager. The Distributor acts as the principal distributor of the Funds' shares pursuant to a written agreement dated April 17, 1985 ("Distribution
Agreement").
Under the Distribution Agreement, the Distributor is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. The Distribution Agreement calls for the Distributor to use its best efforts to secure purchasers for shares of the Funds.

	To permit the Funds to pay a monthly fee to the Distributor, the Funds have adopted a distribution plan
(the
"Plan") on behalf of their ordinary classes pursuant to Rule 12b-1 under the 1940 Act. The fee is not directly tied to the
Distributor's expenses. If expenses exceed the Distributor's fees, the Funds are not required to reimburse the Distributor for excess expenses; if the Distributor's fees exceed the expenses of distribution, the Distributor may realize a profit. The Small
Cap, Growth and Income, International Equity, and
Emerging Markets Funds pay the Distributor a monthly fee at the annual rate of 0.50% of the average net asset value of their respective ordinary class shares held in shareholder accounts opened during the period the Plan is in effect, as determined at the close of each business day during the month. The Mid
Cap and Foreign Value Funds pay the Distributor a monthly fee at the annual rate of 0.25% of the average net asset value of their respective Ordinary Shares. Rule 12b-1 provides that any payments made by an investment company to a distributor must be made pursuant to a written plan describing all material aspects of the proposed financing of distributions and that all agreements with any person relating to implementation of the plan must be in writing.
Continuance of the Plan and the
Distribution Agreement is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements ("Qualified Trustees"), cast in person at a meeting called for the purpose. The Plan may be terminated as to a
Fund by the vote of a majority of the Qualified
Trustees, or by the vote of a majority of the outstanding voting securities of the Fund. All material amendments to the Plan must be approved by the Qualified Trustees and any amendment to increase materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Funds review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. The
Plans also terminate automatically upon assignment.

	For the fiscal year ended March 31, 2001, the
Funds' paid to the Distributor fees pursuant to the
Plan: Small
Cap Fund - $341,448; Growth and Income Fund - $411,673;
International Equity Fund - $83,446; Emerging Markets
Fund - $53,412; Foreign Value Fund  - $34,386; and Mid
Cap Fund - $43,067 or 0.50% of the average net assets of
the
Ordinary Shares of the Small Cap, Growth and Income,
International Equity, and Emerging Markets Funds and
0.25%
of the average net assets of the Ordinary Shares of Mid
Cap and Foreign Value Fund.  The Mid Cap Fund waived all
12b-1 fees through June 1, 2000.  However, effective
June 1, 2000, the Mid Cap Fund has removed its voluntary waiver of 12b-1 fees.

	The Distributor also receives the deferred sales charges withheld from redemption proceeds, see How to Redeem, and may benefit from its temporary holding of investors' funds in connection with certain purchases and redemptions of shares of the Funds.

Custodian

State Street - Kansas City, ("Custodian") is the custodian of each Fund's securities and cash. The
Custodian's
responsibilities include safekeeping and controlling the Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Funds' investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of the Funds. The
Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell. The Funds may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. Custodial services are performed at the Custodian's office at 801
Pennsylvania Ave., Kansas City, MO 64105.

Transfer Agent

	Quantitative Institutional Services ("Transfer
Agent"), a division of the Manager, is the transfer agent and dividend disbursing agent for each of the Funds. All mutual fund transfer, dividend disbursing and shareholder services activities are performed at the offices of Quantitative
Institutional Services, 55 Old Bedford Road, Lincoln,
Massachusetts
01773. Account balances and other shareholder inquiries can be directed to the Transfer Agent at 800-326-2151.
Subject to
the approval of the Trustees, the Transfer Agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase and sale orders and funds from certain investors. For its services, prior to October
1, 2000 the Transfer
Agent received a base fee at an annual rate of 0.13% of the aggregate average daily net asset value for each class of shares of each Fund, as of October 1, 2000, the Trustees approved an increase in this fee of 3 basis points to a total base fee of
0.16%. The Transfer Agent is also reimbursed for out of pocket expenses and for other services approved by the Trustees.

Independent Accountants

	PricewaterhouseCoopers LLP, located at 1055
Broadway, 10th Floor, Kansas City, Missouri 64105, is the independent accountant for each Fund. The independent accountants conduct an annual audit of the Funds' financial statements, assist in the preparation of federal and state income tax returns and consult with the Funds as to matters of accounting and federal and state income taxation.


PORTFOLIO TRANSACTIONS

	Investment Decisions. Investment decisions for a Fund and for other investment advisory clients of the Manager or that Fund's Advisor or its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved.
Thus, a particular
security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner designed to be equitable to each, taking into account among other things the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

	Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.
There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

	All orders for the purchase and sale of portfolio securities for each Fund are placed, and securities for the Fund bought and sold, through a number of brokers and dealers. In so doing, the Manager or Advisor uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or Advisor, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

	It has for many years been common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers.
Consistent with this practice, the Advisors and the Manager may receive research, statistical and quotation services from certain broker-dealers with which the Manager or Advisors place the Funds' portfolio transactions. These services, which in some instances may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisors or the
Manager in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in advising the Funds. The fees paid to the Advisors by the Manager or paid to the Manager by the Funds are not reduced because the Advisors or the Manager receive such services.

	As permitted by Section 28(e) of the Securities
Exchange Act of 1934, and by the Advisory Contracts, the Manager or
Advisors may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in that
Act) to the Manager or Advisors an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The
Manager's or
Advisors' authority to cause the Funds to pay any such greater commissions is subject to such written policies as the
Trustees may adopt from time to time.

	Consistent with the Conduct Rules of the National
Association of Securities Dealers, Inc., subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Manager or Advisors may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

	Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which U.S.
Boston Capital Corporation is a member (but not from U.
S. Boston
Capital Corporation itself). The conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Trustees, particularly those Trustees who are not "interested persons" of the Fund.

	Brokerage commissions paid by the Funds on portfolio transactions for the fiscal years ended March
31, 1999, March
31, 2000 and March 31, 2001 are as follows:



Fiscal Year Ended March 31,
	      Fund			    1999
2000		2001
Small Cap Fund	$221,371	$289,546         $179,845

Mid Cap Fund	58,392	   55,701	29,725
Growth and Income Fund	94,378	 78,476	68,824
International Equity Fund	 74,831	 26,550
	25,684
Emerging Markets Fund	35,435	   27,209	31,947

Foreign Value Fund	34,047	 28,422	36,527


None of such commissions was paid to a broker who was an affiliated person of the Funds or an affiliated person of such a person or, to the knowledge of the Funds, to a broker an affiliated person of which was an affiliated person of the Fund, the
Manager or any Advisor.


HOW TO INVEST

	The procedures for purchasing shares are summarized in the Prospectus under the caption How to Invest.

	Investments through Brokers. The Distributor may pay a sales fee of 1.00% of the offering price to the dealer transmitting an order for Ordinary Shares, provided that the Ordinary Shares sold are subject to the 1.00%
deferred sales charge. The Distributor may also pay the dealer a service fee for accounts serviced by the dealer based upon the service agreement between the Fund and the Broker.

	Exchange of Securities for Shares of the Funds.
Applications to exchange common stocks for Fund shares must be accompanied by stock certificates (if any) and stock powers with signatures guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations.
Securities accepted by the Funds will be valued as set forth under Calculation of Net Asset Value in the Prospectus as of the time of the next determination of net asset value after such acceptance. Shares of a Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

	Open Account System.  Under the Funds' Open
Account System all shares purchased are credited directly to your account in the designated Fund at the time of purchase.
All shares remain on deposit with the Transfer Agent.
No
certificates are issued.

	The following services are currently offered by the Open Account System:

		1.	You may make additional investments in
a Fund by sending a check in U.S. dollars (made payable to
"Quantitative Group of Funds") to the Funds, by wire, or by online ACH transactions, as described under How to Invest in the Prospectus.

		2.	You may select one of the following
distribution options which best fits your needs.

			*	REINVESTMENT PLAN OPTION:
Income dividends and capital gain distributions

			paid in additional shares at net asset
value.
			* 	INCOME OPTION:  Income dividends
paid in cash, capital gain distributions paid in

			additional shares at net asset value.
			*	CASH OPTION:  Income dividends
and capital gain distributions paid in cash.

			You should indicate the Option you
prefer, as well as the other registration details of your account, on the Account Application. The Reinvestment Plan Option will automatically be assigned unless you select a different option.
Dividends and distributions paid on a class of shares of a Fund will be paid in shares of such class taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at your election, in cash.

		3.	You will receive a statement setting
forth the most recent transactions in your account after each transaction which affects your share balance.

	The cost of services rendered under the Open
Account System to the holders of a particular class of shares of a
Fund are borne by that class as an expense of all shareholders of that class. However, in order to cover additional administrative costs, any shareholder requesting a historical transcript of his account will be charged a fee based upon the number of years researched. There is a minimum fee of $5. The right is reserved on 60 days' written notice to make charges to individual investors to cover other administrative costs of the Open Account System.

Tax Deferred Retirement Plans.

	Accounts Offered by the Funds.   The Funds offer
tax-deferred accounts, for which State Street Bank and Trust
Company acts as custodian, including:

	Traditional Individual Retirement Accounts (IRAs)
	Roth IRAs
	Simplified Employee Pension Plans (SEP-IRAs)
	Simple IRAs
	403(b) Custodial Accounts

	Agreements to establish these kinds of accounts and additional information about them, including information about fees and charges, are available from the Distributor. There are many detailed rules, including provisions of tax law, governing each of theses kinds of accounts. Investors considering participation in any of these plans should consult with their attorneys or tax advisers with respect to the establishment and maintenance of any of these plans.
The following is
some very general information about them.

	IRAs.  Investors may establish either regular IRA
accounts, to which they may make contributions of up to
$2000
annually (or 100% of their earned income for the year, if less), or rollover IRAs, to which they may roll over or transfer assets from another preexisting IRA of the same kind.
They also may establish conversion Roth IRAs (into which they may move assets from a traditional IRA), if they satisfy certain requirements; individuals will be subject to tax on the taxable amount moved from a traditional IRA to a Roth IRA at the time of the conversion. SEP-IRAs are traditional IRA accounts established pursuant to an employer-sponsored SEP plan;
different contribution limits apply to SEP-IRAs.  Simple
IRAs are
traditional IRA accounts established pursuant to an employer-sponsored Simple IRA plan; different contributions limits apply to Simple IRAs.

	Contributions to a traditional IRA will be deductible if the individual for whom the account is established is not an active participant in an employer-sponsored plan;
contributions may be deductible in whole or in part if the individual is such a participant, depending on the individual's income. Distributions from traditional IRAs are taxable as ordinary income. Contributions to a Roth IRA are not deductible.
However, withdraws may not be taxable if certain requirements are met. In either case, capital gains and income earned on Fund shares held in an IRA are not taxable as long as they are held in the IRA.

	403(b)s. This kind of custodial account may be established by employees of certain educational and charitable organizations. A qualifying employee may make an election to defer salary, which is then contributed to the 403(b)
account; these contributions held in a 403(b) account are not taxable as long as they are held in the account.
A 403(b)
holder generally will have taxable income only when he or she receives a distribution from the account;
distributions are
taxable as ordinary income.

	Other Retirement Plans. Fund shares also may be made available as an investment under other tax-favored retirement plans, such as qualified pension plans and qualified profit sharing plans, including 401(k) plans.


HOW TO MAKE EXCHANGES

	The procedures for exchanging shares of one Fund for those of another are described in the Prospectus under How to Make Exchanges.

	An exchange involves a redemption of all or a portion of shares of one class of a Fund and the investment of the redemption proceeds in shares of a like class in another
Fund. The redemption will be made at the per share net asset value of the particular class of shares of a Fund being redeemed which is next determined after the exchange request is received in proper order.

	The shares of the particular class of shares of a Fund being acquired will be purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

	The exchange of shares of one class of a Fund for shares of a like class of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

	The exchange privilege may be modified or terminated at any time, and the Funds may discontinue offering shares of any Fund or any class of any Fund generally or in any particular State without notice to shareholders.

HOW TO REDEEM

	The procedures for redeeming shares of a Fund are described in the Prospectus under How to Redeem.

	Proceeds will normally be forwarded on the second day on which the New York Stock Exchange is open after a redemption request is processed; however, the Funds reserve the right to take up to three (3) business days to make payment. This amount may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

	The Funds will normally redeem shares for cash, however, the Funds reserve the right to pay the redemption price wholly or partially in kind if the Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Funds. The redemptions in kind will be selected by the Manager or Advisor in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940
Act,
pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. Any distribution in kind made by the Funds will be subject to the redemption fee as described in the Prospectus. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss.
See also "Taxation" below.

	Shareholders are entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to Quantitative Group of Funds. Shareholders who redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholders of record or sent to an address other than the address of record, must have their signature(s) guaranteed by domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations.
If the shareholder is a
corporation, partnership, agent, fiduciary or surviving joint owner, the Funds may require additional documentation of a customary nature. Shareholders who have authorized the Funds to accept telephone instructions may redeem shares credited to their accounts by telephone. Once made, a telephone request may not be modified or canceled.

	The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds and the Transfer
Agent fail to do so, they may be liable for any losses due to unauthorized or fraudulent transactions. The Funds provide written confirmation of all transactions affected by telephone and only mail the proceeds of telephone redemptions to the redeeming shareholder's address of record.

	The Transfer Agent will assess a $15.00 fee for overnight delivery or to wire the proceeds of a redemption. Such fee will be subtracted from the net redemption amount.


CALCULATION OF NET ASSET VALUE

	Portfolio securities are valued each business day at the last reported sale price up to the close of the New
York Stock Exchange (ordinarily 4:00 p.m., Eastern
Standard Time). If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the trustees, which may include a determination to value such securities at the last reported sale price. The International Equity, Emerging
Markets and Foreign Value Funds may invest in securities listed on foreign exchanges that trade on days on which those Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days.
Securities quoted in foreign currencies are translated into U.S.
dollars, based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the
Funds' Trustees (the "Trustees").

	The fair value of any restricted securities from time to time held by a Fund is determined by its Advisor in accordance with procedures approved by the Trustees.
Such valuations and procedures are reviewed periodically by the
Trustees. The fair value of such securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer. Short-term investments that mature in sixty-days (60) or less are valued at amortized cost.

	Market quotations are not considered to be readily available for long-term corporate bonds, debentures and notes;
such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

	For purposes of determining the net asset value per share of each class of a Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S.
dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

	Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to 4:15 p.m. Eastern time upon the close of business on the primary exchange for such securities. The values of such securities used in determining the net asset value of the
Funds' shares are computed as of such other times.
Foreign currency exchange rates are also generally determined prior to
4:15 p.m. Eastern time. Occasionally, events affecting the value of such securities may occur between such times and 4:15 p.m. Eastern time which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of the Funds' securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

	Expenses of the Funds directly charged or attributable to any Fund will be paid from the assets of that Fund except that 12b-1 Plan expenses will not be borne by holders of Institutional Shares of the Funds and each class of shares of the
Fund will bear its own transfer agency fees. General expenses of the Funds will be allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be the relative assets of each
Fund or the nature of the services performed and relative applicability to each Fund.


DISTRIBUTIONS

	Each Fund will be treated as a separate entity for federal income tax purposes (see Taxation) with its net realized gains or losses being determined separately, and capital loss carryovers determined and applied on a separate
Fund basis.

TAXATION

	Each Fund intends to qualify annually as a "regulated investment company" ("RIC") under the Code.

	To qualify as a RIC, a Fund must (a) derive at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies certain payments with respect to securities loans or other income derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its
holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than
Government securities and securities of RICs); and (c) distribute at least 90% of its investment company taxable income
(which includes interest, dividends, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As a RIC, a Fund generally will not be subject to U.S.
federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains.
Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income
(not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in
October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction.
Shareholders receiving
distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S.
federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

The taxation of equity options and over-the-counter options on debt securities is governed by Code section
1234.
Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and futures contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses;
however,
foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a
Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a
Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain
"appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial
positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments.
Constructive sale
treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender.
Pursuant to Code
Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.
Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options futures, and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section
988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock.
The tax would
be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

Alternatively, a Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. A Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income it's pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, if made, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S.
tax
attributable to his total foreign source taxable income.
For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a fund fails to satisfy these holding period requirements, it cannot elect under
Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes. The foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. If a fund fails to satisfy their holding period requirement, it cannot elect under section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.
Backup
withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S.
federal income
tax liability.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states,
Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

PERFORMANCE MEASURES

Average Annual Total Rate of Return(1), (2), (3)
(for the Year Ended March 31, 2001)


	1 Year  	5 Years	  10 Years	Since
Inception
	Small Cap Fund
	  Ordinary Shares 	-19.30%	 	  9.54%
	__	 16.95% (8/3/92)
	  Institutional Shares 	-18.07%	 	10.31%
	__	 15.08% (1/6/93)
	Mid Cap Fund
	  Ordinary Shares 	-29.51%		 15.56%
	__	18.42% (3/20/95)
	  Institutional Shares 	-29.35%		 15.85%
	__ 	18.41% (4/17/95)
	Growth and Income Fund
	  Ordinary Shares 	-35.85%		 14.57%
	13.18% 	  14.43% (5/6/85)
	  Institutional Shares 	-34.89%		 15.39%
	13.86%	13.99% (3/25/91)
	International Equity Fund
 	  Ordinary Shares 	-31.65%	           -
2.93%	 1.48%  	 1.15% (7/31/87)
	  Institutional Shares 	-30.54%		  -2.26%
	__  	-1.73% (8/25/94)
	Emerging Markets Fund
 	  Ordinary Shares 	-30.73%	           -
4.68%	__	-5.74% (9/30/94)
	  Institutional Shares 	-29.70%		__	__
	  -4.23% (4/2/96)
	Foreign Value Fund
 	  Ordinary Shares 	 -5.26%	  	__	__
	 -3.93% (5/15/98)
	  Institutional Shares 	 -4.18%		__	__
	 2.97% (12/18/98)


(1)	Total return with all dividends and capital gains
reinvested. The performance data quoted represents past performance. The investment return and principal value of a current investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)	These results reflect the impact of a contractual
2.00% expense cap applicable to the Quantitative Small
Cap
Fund, Quantitative Growth and Income Fund, and
Quantitative International Equity Fund (when applicable), and a voluntary expense cap of 2.25% applicable to the Quantitative Emerging Markets Fund, as described in the Prospectus, and expense waivers and/or reimbursements applicable to the Funds. If the expenses had not been subsidized, where applicable, the performance would have been lower.

(3)	The return for the Ordinary Shares of the Funds
takes into account a one percent (1%) deferred sales charge imposed at the time of redemption. The deferred sales charge is not imposed in the case of redemptions of Institutional Shares, redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, involuntary redemptions, redemptions of Shares tendered for exchange and redemptions of Shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code or for certain other redemptions. (See How to Redeem in the Prospectus.)

	From time to time, the Funds may advertise their performance in various ways. These methods include providing information on the returns of the Funds and comparing the performance of the Funds to relevant benchmarks.
Performance
will be stated in terms of total return. "Total return" figures are based on the historical performance of each Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

	Under the rules of the Securities and Exchange
Commission (the "Commission"), funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

	P(1+T)n = ERV

Where:	P = a hypothetical initial payment of $1,000

	T = average annual total return

	n = number of years (1, 5, or 10)

	ERV = ending redeemable value of a hypothetical
$1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

	The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods plus the time period since the effective date of the registration statement relating to the particular
Fund. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating redeemable value, the deferred sales charge is deducted from the ending redeemable value and all dividends and distributions by the Fund are deemed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period.
Total return, or "T"
in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund. The average annual total returns for the Funds as of
December 31, 2000, the last calendar year end preceding the Prospectus and this Statement of Additional
Information, are
set forth in the Prospectus under the caption
Performance.

	In reports to shareholders or other literature, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper, Inc.
(Lipper) or Morningstar, Inc., widely recognized independent services that monitor the performance of mutual funds. In making such comparisons, the Funds may from time to time include a total aggregate return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to make a more accurate comparison to other measures of investment return. For such purposes, the Funds calculate their aggregate total return in the same manner as the above formula except that no deferred sales charges are deducted from the ending amount. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The Funds, however, will disclose the maximum deferred sales charge and will also disclose that the performance data so quoted do not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted. Such alternative information will be given no greater prominence in such sales literature than the information prescribed under Commission rules.
Performance information, rankings, ratings, published editorial comments and listings reported in national financial publications may also be used in computing performance of the Funds
(if the Funds are listed in any such publication).
Performance comparisons should not be considered as representative of the future performance of the Funds.

Independent statistical agencies measure the fund's
investment performance and publish comparative
information showing
how the fund, and other investment companies, performed
in specified time periods.  Three agencies whose reports
are
commonly used for such comparisons are set forth below.
From time to time, the fund may distribute these
comparisons to
its shareholders or to potential investors.   THE
AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED
PERFORMANCE MEASURES DESCRIBED
IN THE PRECEDING SECTION.

      LIPPER, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor
Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly.
The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year,
5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business
Daily,
Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      MUTUAL FUNDS MAGAZINE, INC. publishes mutual fund rankings and is distributed monthly. Mutual Funds
Magazine's proprietary All-Star Ratings reflect historical risk-adjusted performance through a specific date and are subject to change. Overall ratings are calculated from the fund's total return, with load-adjustments if applicable, relative to the volatility of its price fluctuations, over a minimum of two years and a maximum of ten years. Separate All-Star
Ratings are
also calculated for 1-, 3-, 5- and 10-year periods, as applicable. For all periods, the 20% of funds with the highest risk-adjusted returns receive Five Stars; the next highest
20% receive Four Stars, the next highest 20% receive
Three Stars, etc.

      THE CONSUMER PRICE INDEX, prepared by the U.S.
Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman
Brothers Government/Corporate Bond Index, The Lehman
Brothers Mortgage-Backed Securities Index and The Lehman
Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND
INDEX is an index of publicly issued U.S.
Treasury obligations, debt obligations of U.S.
government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND
INDEX is an index of publicly issued U.S.
Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES
INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government
National Mortgage Association, Federal Home Loan
Mortgage
Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
(excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD
INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United
States, Europe, Canada, Australia, New Zealand and the
Far East,
with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS INDEX is an index of
approximately 800 securities representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS FREE INDEX is an index of
approximately 800 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE
INDEX is an index of approximately 900 equity securities issued by companies located in 20 countries and listed on the stock exchanges of Europe, Australia, and the Far
East.  All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE
INDEX is an index of approximately 627 equity securities issued by companies located in one of 13
European countries, with all values expressed in U.S.
dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC
INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong
Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National
Market System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000
Index, representing
approximately 50% of the total market capitalization of the Russell 2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000
Growth
Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE
CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the government bond markets of Australia, Austria, Belgium
Canada, Denmark, France, Germany, Italy, Japan,
Netherlands,
Spain, Sweden, United Kingdom and the United States.
Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX
(non $U.S.) is an index of foreign
government bonds calculated to provide a measure of performance in the government bond markets outside of the United
States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard &
Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite
Stock Price
Index.

THE QUANT FUNDS

	The Trust was established in 1983 as a business trust under Massachusetts' law. A copy of the Amended and Restated
Declaration of Trust (as amended through July 19, 1993) amending and restating the Agreement and Declaration of Trust dated June 27, 1983, is on file with the Secretary of the Commonwealth of Massachusetts. The Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, the Funds, each comprised of two classes of shares. There are no rights of conversion between shares of different Funds which are granted by the Amended and Restated Declaration of Trust, but holders of shares of either class of a Fund may exchange all or a portion of their shares for shares of a like class in another Fund
(subject to their respective minimums). No exchanges are permitted from one class of shares to another class of shares of the same or a different Fund.

	These shares are entitled to one vote per share
(with proportional voting for fractional shares) on such matters as shareholders are entitled to vote, including the election of Trustees. Shares vote by individual Fund
(or class thereof under
certain circumstances) on all matters except that (i) when the Investment Company Act of 1940 so requires, shares shall be voted in the aggregate and not by individual Fund and
(ii) when the Trustees of the Funds have determined that a matter affects only the interest of one or more Funds, then only holders of shares of such Fund shall be entitled to vote thereon.

	There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.
In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of each Fund and filed with the Fund or by a vote of the holders of two-thirds of the outstanding shares of each Fund at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold, in the aggregate, shares having a net asset value of at least $25,000, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

	Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation of the Trust are entitled to receive the net assets of their Fund, but not of the other Funds. Shareholders have no preemptive rights. The
Funds' fiscal year ends on the last day of March.

	Under Massachusetts' law, shareholders could, under certain circumstances, be held liable for the obligations of the
Funds. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the
Funds and requires notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.

	The Trust, Manager, the Advisors and the
Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the
1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

EXPERTS

	The financial statements as of March 31, 2001 incorporated by reference in the Prospectus have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.




32


                 Part C   Other Information
Item 23.  Exhibits

     (a)  Amended and Restated Agreement and 		Declaration of
          Trust, dated April 2, 1990 (1)

          (1) Amendment 1, Dated July 18, 1993, To the Agreement And Declaration of Trust, Dated April 2, 1990 (1)

     (b)  Amended and Restated By-Laws, Dated April 2, 1990 (1)

          (1) Amendment 1, Dated July 19, 1993, To the Bylaws Dated April 2, 1990 (1)

     (c)  (1) Portions of Agreement and Declaration of Trust
       	  Relating to Shareholders' Rights (1)

          (2) Portions of By-Laws Relating to Shareholders'
        	  Rights (1)

     (d)  (1) Management Contract Between Quantitative Group of
       	  Funds and Quantitative Advisors, Dated January 31,
       	  1999 - (2)

	    (2) Advisory Contract Between Quantitative Advisors and Columbia Partners, L.L.C., Dated January 31,
       	  1999-Mid Cap Fund (1)

          (3) Advisory Contract Between Quantitative Advisors and Columbia Partners, L.L.C., Dated January 31,
       	  1999-Small Cap Fund (1)

          (4) Advisory Contract Between Quantitative Advisors and Independence International Associates, Inc.,
       	  Dated January 31, 1999-Emerging Markets Fund (1)

          (5) Advisory Contract Between Quantitative Advisors and Independence International Associates, Inc.,
         	  Dated January 31, 1999-International Equity Fund (1)

          (6) Advisory Contract Between Quantitative Advisors and SSgA Funds Management, Inc., Dated May 1, 2001 -
       	  International Equity Fund - Exhibit 1

	    (7) Advisory Contract Between Quantitative Advisors
		  and SSgA Funds Management, Inc., Dated May 1, 2001 - Growth and Income Fund - Exhibit 2

          (8) Advisory Contract Between Quantitative Advisors and Polaris Capital Management, Inc., Dated January
       	  31, 1999-Foreign Value Fund (1)

     (e)  Distribution Agreement Dated May 6, 1994 (1)

(1) Amendment to Distribution Agreement Dated
	   May 6, 1994(1)

(2) Amendment to Distribution Agreement Dated
	   May 15, 1994(1)

(3) Amendment to Distribution Agreement Dated
	   May 18, 1998 (1)

          (4)  Form of Specimen Ordinary Share Selling Agreement
              (Fully Disclosed Accounts) (1)

          (5)  Form of Specimen Ordinary and Institutional Share
               Selling Agreement (Fully Disclosed Accounts) (1)

     (f)  Not applicable.

     (g)  Custodian and Investment Accounting Agreement with
          Investors Fiduciary Trust Company, Dated January 18,
	    1998 (1)

          (1)  First Amendment to the Custodian and Investment
               Accounting Agreement with State Street Kansas City f.k.a. Investors Fiduciary Trust Company, Dated March 1, 1998 (1)

     (h)  (1) Transfer Agent and Service Agreement, Dated October
       	  31, 1989 (1)

          (2) Limited Agency Agreement for Transfer Agency
           	  Services (1)

(i) Opinion and Consent of Legal Counsel (1)

     (j)  Consent of Independent Accountants -- Exhibit 3

     (k)  Not applicable.

     (l)  Not applicable.

     (m)   (1) Distribution Plan, Dated April 2, 1990 (1)

           (2) Form of Specimen Ordinary and Institutional
       	   Share Servicing Agreement (1)

           (3) Form of Specimen Ordinary Share Service
       	   Agreement - NTF (1)

           (4) Form of Specimen Ordinary Share Service
       	   Agreement (Undisclosed) (1)

 (5) Financial Data Schedule for Ordinary
	   Shares (1)

           (6) Financial Data Schedule for Institutional
		   Shares(1)

     (n)  (1) Rule 18f-3 Plan Amendment 1(1)

    	    (2) Rule 18f-3 Plan Amendment 2 (1)

          (3) Rule 18f-3 Plan Amendment 3(1)

(o) (1) Code of Ethics for the Fund , Dated April
		  2000 - (2)

	    (2) Code of Ethics - Columbia Partners -
			Exhibit 4

          (3) Code of Ethics - Independence Investment
		  LLC - Exhibit 5

          (4) Code of Ethics - Polaris Capital Management
		  Inc. - Exhibit 6

          (5) Code of Ethics - SSgA Funds Management,
		  Inc. - Exhibit 7

(1) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on July 30, 1999 and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 31, 2000 and incorporated by reference herein.

Item 24. Persons Controlled by or under common control with the Company.

No person is presently controlled by or under common control with the Company.

Item 25.  Indemnification

Indemnification provisions for officers, directors and employees of the Company are set forth in Article VIII, Sections one through three of the Amended and Restated Agreement and Declaration of Trust, and are hereby incorporated by reference. See Item 23 (a) (1) above.
Under this Declaration of Trust, directors and officers will be indemnified to the fullest extent permitted to directors by the Massachusetts General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules there under. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 26.  Business and Other Connections of Investment
Adviser

There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Investment Advisors, Inc., the Registrant's investment adviser (the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name                Business and other connections

Willard L. Umphrey:      President/Treasurer/Clerk/Director,
U.S. Boston Insurance
Director            Agency, Inc.; Director, U.S. Boston
Capital Corporation;
                    President/Treasurer/Director, USB
                    Technology, Inc.; President /Director,
                    USB Atlantic Associates, Inc., USB 95
                    Acquisition Corp., Waterfront Parking
                    Corporation; Director/Treasurer, USB
                    Corporation and U.S. Boston Corporation;
                    Assistant Secretary/Director, AB&T,
                    Inc.; Director, Cambridge Diagnostics
                    Ireland Ltd., Pear Tree Royalty Company,
                    Inc., U.S. Boston Asset Management
                    Corporation, U.S. Boston Funding
                    Corporation, Inverness Medical
                    Technology Services, Inc.; Partner, U.S.
                    Boston Company, U.S. Boston Company II,
                    U.S. Boston Company III; U.S. Boston
                    Company IV; President/Chairman/Trustee,
                    Quantitative Group of Funds, d/b/a Quant
                    Funds.

Leon Okurowski:          Director/President, U.S. Boston
Corporation, USB
Clerk                    Corporation and U.S. Boston Asset
Management
Treasurer                Corporation; Vice
President/Treasurer/Clerk/Director,
Director            Waterfront Parking Corporation; Vice
                    President/Treasurer/Director, U.S.
                    Boston Capital Corporation; Vice
                    President, U.S. Boston Insurance Agency,
                    Inc.; Director/Treasurer, AB&T, Inc.;
                    Director, U.S. Boston Funding
                    Corporation, USB Technology, Inc.;
                    Partner, U.S. Boston Company, U.S.
                    Boston Company II, U.S. Boston Company
                    III, U.S. Boston Company IV;
                    Treasurer/Vice Chairman/Trustee,
                    Quantitative Group of Funds, d/b/a Quant
                    Funds.

Frederick S. Marius President/General Counsel, U.S. Boston
                    Capital
President           Corporation; Executive Vice
                    President/Clerk, Quantitative Group of
                    Funds, d/b/a Quant Funds

The principal business address of each U.S. Boston affiliate named above is Lincoln North, 55 Old Bedford Road, Lincoln,
Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston, Massachusetts 02109.

Item 27.  Principal Underwriters

     (a)  Not applicable.
(b) The directors and officer of the Registrant's principal underwriter are:

                    Positions and       Positions and
                    Offices with        Offices with
Name                Underwriter         Registrant

Carol A. Higgins         Clerk               Comptroller

Leon Okurowski      Vice President,     Vice President,
Treasurer
                    Treasurer and       and Trustee
                    Director

Willard L. Umphrey       Director       President, Chairman
                                   And Trustee

Frederick S. Marius      President      Executive Vice
President
                                   And Clerk

The principal business address of each person listed above is Lincoln North, 55 Old Bedford Road, Lincoln,
Massachusetts 01773.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the Rules promulgated there under include:

 Registrant's investment advisers:

          Quantitative Investment Advisors, Inc.
          55 Old Bedford Road
          Lincoln, MA  01773

          State Street Global Advisors
          225 Franklin Street, 3rd Floor
          Boston, MA  02110

          Independence Investments LLC
          53 State Street, 38th Floor
          Boston, MA  02109

          Columbia Partners, L.L.C.
          1775 Pennsylvania Avenue, N.W., 10th Floor
          Washington, D.C.  20006

          Polaris Capital Management, Inc
          125 Summer Street
          Boston, MA  02110

Registrant's custodian:

          State Street - Kansas City
          801 Pennsylvania Avenue
          Kansas City, MO  64105

Registrant's transfer agent:

          Quantitative Institutional Services, Inc., a
          division of Quantitative Investment Advisors, Inc.
          55 Old Bedford Road
          Lincoln, MA  01773

Item 29.  Management Services

        Not applicable.

Item 30.  Undertakings

        Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, County of Middlesex, and Commonwealth of
Massachusetts, on the 31st day of July, 2000.

Attest:                  Quantitative Group of Funds d/b/a
                    Quant Funds

/s/  Kristina I. Eisnor       /s/  Frederick S. Marius
Kristina I. Eisnor, Assistant Clerk      Frederick S.
                    Marius, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert M. Armstrong
Trustee

/s/ John M. Bulbrook
Trustee

/s/ Edward A. Burrows
Trustee

/s/ Joseph J. Caruso
Trustee

/s/ Leon Okurowski
Trustee

/s/ Willard L. Umphrey
Trustee

/s/ Ron Zwanziger
Trustee

By: /s/ Frederick S. Marius
       Frederick S. Marius
      Attorney in Fact